FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                FRANKLIN INVESTORS SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/06
                           -------



Item 1. Schedule of Investments.


Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS

JULY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund .......................    3
Franklin Balanced Fund ....................................................    9
Franklin Convertible Securities Fund ......................................   13
Franklin Equity Income Fund ...............................................   17
Franklin Floating Rate Daily Access Fund ..................................   20
Franklin Limited Maturity U.S. Government Securities Fund .................   35
Franklin Low Duration Total Return Fund ...................................   38
Franklin Real Return Fund .................................................   42
Franklin Total Return Fund ................................................   46
Notes to Statements of Investments ........................................   62

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.5%
  MORTGAGE-BACKED SECURITIES 94.5%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 22.4%
  FHLMC, 4.091%, 2/01/33 .........................................................................     $   776,521     $    790,075
  FHLMC, 4.862%, 1/01/23 .........................................................................         714,368          712,910
  FHLMC, 4.949%, 11/01/25 ........................................................................       5,967,399        5,944,850
  FHLMC, 5.067%, 12/01/19 - 6/01/29 ..............................................................       6,452,752        6,510,496
  FHLMC, 5.165%, 9/01/32 .........................................................................       6,034,418        5,968,368
  FHLMC, 5.468%, 11/01/31 ........................................................................       8,877,334        8,967,248
  FHLMC, 5.497%, 5/01/32 .........................................................................       2,616,524        2,681,452
  FHLMC, 5.50%, 11/01/16 .........................................................................         642,606          652,082
  FHLMC, 5.598%, 8/01/32 .........................................................................       1,042,230        1,062,930
  FHLMC, 5.677%, 7/01/20 .........................................................................         112,355          113,515
  FHLMC, 5.691%, 10/01/18 ........................................................................         225,337          228,600
  FHLMC, 5.731%, 6/01/26 .........................................................................         477,342          478,929
  FHLMC, 5.732%, 9/01/32 .........................................................................       1,741,522        1,769,494
  FHLMC, 5.74%, 11/01/35 .........................................................................         763,257          773,503
  FHLMC, 5.789%, 4/01/25 .........................................................................       1,898,491        1,923,741
  FHLMC, 5.798%, 9/01/31 .........................................................................         709,990          726,142
  FHLMC, 5.799%, 12/01/16 ........................................................................         415,895          419,518
  FHLMC, 5.898%, 9/01/19 - 3/01/32 ...............................................................       2,552,207        2,562,628
  FHLMC, 5.928%, 8/01/31 .........................................................................         180,332          180,799
  FHLMC, 5.973%, 8/01/29 .........................................................................       3,351,525        3,408,692
  FHLMC, 6.049%, 9/01/18 .........................................................................       1,240,394        1,254,668
  FHLMC, 6.052%, 7/01/18 .........................................................................         223,258          225,684
  FHLMC, 6.058%, 3/01/32 .........................................................................         652,457          662,112
  FHLMC, 6.125%, 8/01/30 .........................................................................       4,959,447        5,045,608
  FHLMC, 6.143%, 10/01/25 ........................................................................         710,440          725,389
  FHLMC, 6.144%, 4/01/19 .........................................................................       1,212,365        1,228,486
  FHLMC, 6.154%, 5/01/20 .........................................................................       2,210,932        2,235,441
  FHLMC, 6.158%, 9/01/31 .........................................................................         495,319          507,380
  FHLMC, 6.174%, 4/01/29 .........................................................................       1,881,316        1,908,776
  FHLMC, 6.185%, 9/01/27 .........................................................................         444,720          455,753
  FHLMC, 6.191%, 8/01/27 .........................................................................       1,957,126        2,003,604
  FHLMC, 6.233%, 5/01/32 .........................................................................         784,094          810,779
  FHLMC, 6.27%, 1/01/23 ..........................................................................       5,829,433        5,967,513
  FHLMC, 6.30%, 8/01/31 ..........................................................................         124,432          124,640
  FHLMC, 6.311%, 10/01/29 ........................................................................         157,338          158,530
  FHLMC, 6.323%, 10/01/24 - 5/01/25 ..............................................................       2,125,881        2,172,940
  FHLMC, 6.343%, 12/01/28 ........................................................................         647,382          665,805
  FHLMC, 6.381%, 4/01/18 .........................................................................         994,577        1,013,464
  FHLMC, 6.393%, 5/01/26 .........................................................................         305,050          305,350
  FHLMC, 6.399%, 4/01/25 .........................................................................       2,006,028        2,011,666
  FHLMC, 6.468%, 8/01/32 .........................................................................       4,637,995        4,755,419
  FHLMC, 6.494%, 11/01/29 ........................................................................       5,100,999        5,249,488
  FHLMC, 6.495%, 11/01/25 ........................................................................       1,326,216        1,357,094
  FHLMC, 6.508%, 3/01/18 .........................................................................         267,210          271,022
  FHLMC, 6.562%, 6/01/26 .........................................................................       4,777,288        4,892,994
  FHLMC, 6.583%, 12/01/30 ........................................................................       2,147,501        2,210,095


                                         Quarterly Statements of Investments | 3

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONTINUED)
  FHLMC, 6.648%, 3/01/19 .........................................................................     $    91,510     $     92,874
  FHLMC, 6.684%, 7/01/27 .........................................................................         668,004          678,035
  FHLMC, 6.725%, 12/01/27 ........................................................................          55,195           55,785
  FHLMC, 6.746%, 11/01/29 ........................................................................       1,347,898        1,399,409
  FHLMC, 6.811%, 8/01/30 .........................................................................         292,546          299,721
  FHLMC, 6.883%, 12/01/21 ........................................................................          83,855           83,673
  FHLMC, 6.951%, 2/01/19 .........................................................................         240,817          245,075
  FHLMC, 7.041%, 7/01/29 .........................................................................         275,644          279,794
  FHLMC, 7.187%, 4/01/30 .........................................................................         352,647          358,770
                                                                                                                       ------------
                                                                                                                         97,588,808
                                                                                                                       ------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 56.4%
  FNMA, 4.205%,11/01/34 ..........................................................................       1,710,135        1,717,905
  FNMA, 4.465%,11/01/17 ..........................................................................       2,527,840        2,532,040
  FNMA, 4.59%, 4/01/22 ...........................................................................       1,294,533        1,298,948
  FNMA, 4.612%,9/01/32 ...........................................................................       3,751,999        3,747,038
  FNMA, 4.615%,3/01/19 ...........................................................................       3,053,109        3,040,574
  FNMA, 4.624%,11/01/32 ..........................................................................       3,591,715        3,582,855
  FNMA, 4.625%,1/01/17 ...........................................................................         814,697          817,394
  FNMA, 4.651%,5/01/19 ...........................................................................       1,118,249        1,117,467
  FNMA, 4.684%,9/01/32 ...........................................................................       5,331,930        5,379,598
  FNMA, 4.698%,1/01/34 ...........................................................................       5,835,826        5,740,562
  FNMA, 4.708%,7/01/35 ...........................................................................       8,963,316        8,863,488
  FNMA, 4.738%,2/01/33 ...........................................................................       2,331,366        2,305,203
  FNMA, 4.843%,10/01/28 ..........................................................................         129,111          128,285
  FNMA, 4.874%,3/01/33 ...........................................................................       3,393,871        3,403,475
  FNMA, 4.905%,12/01/32 ..........................................................................       3,747,534        3,785,216
  FNMA, 4.923%,4/01/19 ...........................................................................       1,254,554        1,254,041
  FNMA, 4.982%,12/01/17 ..........................................................................         230,390          234,702
  FNMA, 4.994%,3/01/22 ...........................................................................           1,643            1,637
  FNMA, 4.998%,5/01/36 ...........................................................................       2,549,406        2,556,854
  FNMA, 5.009%,9/01/18 ...........................................................................       2,454,554        2,445,810
  FNMA, 5.009%,8/01/33 ...........................................................................      10,134,594       10,163,442
  FNMA, 5.009%,9/01/34 ...........................................................................       5,320,294        5,350,459
  FNMA, 5.009%,3/01/35 ...........................................................................       6,187,755        6,205,348
  FNMA, 5.01%, 8/01/26 ...........................................................................         192,869          193,225
  FNMA, 5.033%,9/01/32 ...........................................................................       2,447,035        2,436,313
  FNMA, 5.054%,5/01/18 ...........................................................................       5,898,460        5,882,854
  FNMA, 5.095%,5/01/36 ...........................................................................       4,129,752        4,142,021
  FNMA, 5.12%, 4/01/35 ...........................................................................       1,441,955        1,431,783
  FNMA, 5.134%,1/01/18 ...........................................................................       9,351,014        9,346,023
  FNMA, 5.134%,6/01/20 ...........................................................................       1,824,560        1,821,623
  FNMA, 5.134%,1/01/29 ...........................................................................       4,889,285        4,904,681
  FNMA, 5.179%,2/01/32 ...........................................................................         725,783          742,520
  FNMA, 5.271%,7/01/24 ...........................................................................       1,470,183        1,467,389


4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 5.28%, 6/01/32 ...........................................................................     $ 2,356,112     $  2,399,716
  FNMA, 5.282%,5/01/32 ...........................................................................       3,027,584        3,012,836
  FNMA, 5.295%,3/01/32 ...........................................................................         812,155          829,259
  FNMA, 5.304%,6/01/19 - 10/01/31 ................................................................       1,934,744        1,934,151
  FNMA, 5.322%,1/01/19 ...........................................................................       1,015,194        1,021,117
  FNMA, 5.364%,1/01/26 ...........................................................................         826,460          848,504
  FNMA, 5.385%,8/01/29 ...........................................................................         256,031          255,508
  FNMA, 5.398%,4/01/32 ...........................................................................       2,763,160        2,754,363
  FNMA, 5.40%, 8/01/16 ...........................................................................          28,166           28,328
  FNMA, 5.406%,7/01/17 ...........................................................................       1,155,867        1,153,976
  FNMA, 5.407%,10/01/22 ..........................................................................         680,600          680,275
  FNMA, 5.421%,10/01/14 ..........................................................................         129,476          129,056
  FNMA, 5.48%, 5/01/32 ...........................................................................       1,597,904        1,629,342
  FNMA, 5.483%,8/01/32 ...........................................................................         836,364          851,461
  FNMA, 5.487%,1/01/19 ...........................................................................       2,005,454        2,017,196
  FNMA, 5.487%,4/01/34 ...........................................................................       8,085,823        8,069,637
  FNMA, 5.488%,9/01/32 ...........................................................................         884,175          889,046
  FNMA, 5.51%, 2/01/25 ...........................................................................         103,434          105,614
  FNMA, 5.526%,5/01/21 ...........................................................................         909,465          913,920
  FNMA, 5.532%,6/01/29 ...........................................................................       1,367,253        1,387,625
  FNMA, 5.545%,7/01/33 ...........................................................................       2,620,188        2,675,754
  FNMA, 5.552%,1/01/32 ...........................................................................       2,580,965        2,572,866
  FNMA, 5.556%,2/01/30 ...........................................................................         588,407          594,708
  FNMA, 5.58%, 8/01/22 ...........................................................................         191,724          194,450
  FNMA, 5.603%,4/01/32 ...........................................................................       1,657,716        1,683,183
  FNMA, 5.654%,5/01/21 ...........................................................................         506,051          509,317
  FNMA, 5.671%,10/01/19 - 7/01/32 ................................................................       1,109,070        1,123,778
  FNMA, 5.705%,2/01/32 ...........................................................................         244,522          249,838
  FNMA, 5.723%,6/01/32 ...........................................................................         782,499          795,173
  FNMA, 5.751%,11/01/27 ..........................................................................         200,981          205,024
  FNMA, 5.767%,12/01/17 ..........................................................................         153,412          154,539
  FNMA, 5.78%, 8/01/21 ...........................................................................       2,629,946        2,626,595
  FNMA, 5.823%,3/01/20 ...........................................................................         254,197          261,464
  FNMA, 5.852%,3/01/32 ...........................................................................         546,529          559,471
  FNMA, 5.882%,11/01/18 ..........................................................................         198,895          200,423
  FNMA, 5.891%,12/01/24 ..........................................................................         635,661          647,599
  FNMA, 5.906%,11/01/31 ..........................................................................         481,309          493,591
  FNMA, 5.911%,5/01/19 ...........................................................................         522,785          527,108
  FNMA, 5.924%,2/01/32 ...........................................................................       1,059,747        1,083,628
  FNMA, 5.947%,9/01/31 ...........................................................................         793,141          816,361
  FNMA, 5.963%,3/01/32 ...........................................................................       5,192,863        5,303,402
  FNMA, 5.965%,3/01/26 ...........................................................................         939,851          961,492
  FNMA, 5.968%,9/01/25 ...........................................................................       1,083,972        1,122,022
  FNMA, 5.973%,9/01/29 - 11/01/31 ................................................................       1,526,959        1,545,276


                                         Quarterly Statements of Investments | 5

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 6.045%,11/01/17 ..........................................................................     $ 1,535,541     $  1,563,232
  FNMA, 6.048%,1/01/16 ...........................................................................         974,765          974,707
  FNMA, 6.068%,8/01/29 ...........................................................................         680,618          696,364
  FNMA, 6.071%,1/01/25 ...........................................................................       3,939,683        3,928,343
  FNMA, 6.081%,3/01/20 ...........................................................................       3,361,895        3,378,007
  FNMA, 6.091%,11/01/31 ..........................................................................         406,589          421,825
  FNMA, 6.105%,10/01/17 ..........................................................................         356,228          359,236
  FNMA, 6.113%,1/01/31 ...........................................................................       1,127,228        1,155,580
  FNMA, 6.123%,12/01/18 ..........................................................................         314,860          319,439
  FNMA, 6.133%,2/01/31 ...........................................................................         370,687          377,694
  FNMA, 6.16%, 6/01/19 ...........................................................................         151,367          152,708
  FNMA, 6.163%,4/01/27 ...........................................................................       4,576,624        4,611,768
  FNMA, 6.209%,3/01/19 ...........................................................................         354,684          358,039
  FNMA, 6.21%, 8/01/31 ...........................................................................         717,912          731,604
  FNMA, 6.256%,6/01/19 ...........................................................................         240,119          243,453
  FNMA, 6.259%,1/01/19 ...........................................................................         715,853          723,519
  FNMA, 6.273%,12/01/27 ..........................................................................       1,387,712        1,415,010
  FNMA, 6.291%,6/01/19 ...........................................................................         468,644          474,809
  FNMA, 6.30%, 2/01/29 ...........................................................................         506,214          515,255
  FNMA, 6.305%,5/01/27 ...........................................................................       2,448,542        2,493,970
  FNMA, 6.31%, 12/01/19 ..........................................................................         322,245          328,788
  FNMA, 6.313%,9/01/22 ...........................................................................       1,388,441        1,408,036
  FNMA, 6.336%,11/01/36 ..........................................................................       1,271,087        1,303,462
  FNMA, 6.345%,10/01/24 ..........................................................................       9,110,094        9,309,958
  FNMA, 6.35%, 3/01/18 ...........................................................................         203,343          205,187
  FNMA, 6.374%,11/01/20 ..........................................................................         304,080          308,512
  FNMA, 6.385%,10/01/32 ..........................................................................       1,936,109        1,950,241
  FNMA, 6.433%,4/01/19 ...........................................................................         894,013          909,771
  FNMA, 6.445%,12/01/20 ..........................................................................         218,518          220,759
  FNMA, 6.446%,5/01/25 ...........................................................................       1,320,451        1,342,178
  FNMA, 6.469%,1/01/29 ...........................................................................         866,977          888,182
  FNMA, 6.482%,6/01/17 ...........................................................................          34,518           34,743
  FNMA, 6.507%,3/01/21 ...........................................................................         135,951          138,048
  FNMA, 6.517%,11/01/30 ..........................................................................       6,569,534        6,662,145
  FNMA, 6.52%, 9/01/30 ...........................................................................         292,426          295,359
  FNMA, 6.564%,3/01/22 ...........................................................................          22,065           22,254
  FNMA, 6.575%,3/01/19 ...........................................................................         198,975          200,683
  FNMA, 6.588%,2/01/19 ...........................................................................         294,591          297,730
  FNMA, 6.604%,4/01/30 ...........................................................................         713,213          731,625
  FNMA, 6.625%,3/01/20 ...........................................................................         278,610          283,019
  FNMA, 6.628%,10/01/32 ..........................................................................         138,072          140,045
  FNMA, 6.633%,12/01/20 ..........................................................................         586,392          589,168
  FNMA, 6.64%, 6/01/27 ...........................................................................         967,856          988,234
  FNMA, 6.662%,1/01/35 ...........................................................................       2,129,193        2,143,271


6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 6.68%, 10/01/30 ..........................................................................     $   547,060     $    555,031
  FNMA, 6.701%, 4/01/18 ..........................................................................         224,433          229,114
  FNMA, 6.728%, 4/01/31 ..........................................................................       2,732,200        2,791,514
  FNMA, 6.766%, 8/01/28 ..........................................................................       3,090,282        3,136,399
  FNMA, 6.797%, 6/01/32 ..........................................................................         529,898          536,469
  FNMA, 6.815%, 6/01/28 ..........................................................................       3,127,260        3,173,690
  FNMA, 6.816%, 12/01/32 .........................................................................       1,409,581        1,449,252
  FNMA, 6.84%, 5/01/32 ...........................................................................         713,799          727,434
  FNMA, 6.858%, 1/01/29 ..........................................................................         862,298          888,260
  FNMA, 6.867%, 7/01/24 ..........................................................................         574,034          566,997
  FNMA, 6.891%, 9/01/39 ..........................................................................       1,168,262        1,185,095
  FNMA, 6.895%, 2/01/20 ..........................................................................         740,511          743,242
  FNMA, 6.946%, 6/01/31 ..........................................................................         797,474          803,609
  FNMA, 6.957%, 7/01/31 ..........................................................................         322,755          327,152
  FNMA, 6.995%, 11/01/26 .........................................................................         136,942          138,182
  FNMA, 7.03%, 6/01/31 ...........................................................................       1,048,142        1,064,778
  FNMA, 7.051%, 5/01/29 ..........................................................................         247,513          254,255
  FNMA, 7.056%, 6/01/19 ..........................................................................         704,835          720,557
  FNMA, 7.09%, 5/01/31 ...........................................................................         121,111          123,848
  FNMA, 7.18%, 1/01/31 ...........................................................................       1,385,118        1,414,892
  FNMA, 7.203%, 7/01/26 ..........................................................................       1,527,438        1,562,827
  FNMA, 7.214%, 6/01/32 ..........................................................................         722,866          744,188
  FNMA, 7.619%, 5/01/19 ..........................................................................         431,596          440,117
  FNMA, 7.713%, 3/01/25 ..........................................................................         258,414          255,699
                                                                                                                       ------------
                                                                                                                        245,287,326
                                                                                                                       ------------
a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 15.7%
  GNMA, 4.50%, 7/20/29 - 8/20/30 .................................................................       8,452,904        8,435,182
  GNMA, 4.50%, 7/20/32 ...........................................................................       6,129,769        6,119,815
  GNMA, 4.75%, 7/20/21 - 9/20/27 .................................................................       8,369,379        8,384,433
  GNMA, 5.125%, 10/20/23 - 10/20/26 ..............................................................      11,471,206       11,518,545
  GNMA, 5.375%, 4/20/22 - 6/20/31 ................................................................      21,374,765       21,432,658
  GNMA, 5.375%, 4/20/32 ..........................................................................       6,090,915        6,108,917
  GNMA, 5.375%, 6/20/32 ..........................................................................       6,202,944        6,219,288
  GNMA, 5.75%, 7/20/25 ...........................................................................          85,603           85,898
                                                                                                                       ------------
                                                                                                                         68,304,736
                                                                                                                       ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $417,443,144) ...........................................                      411,180,870
                                                                                                                       ------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $101,652) 0.0% b
  FINANCE 0.0% b
a Travelers Mortgage Services Inc., 1998-5A, A, 4.615%, 12/25/18 .................................          99,934           99,911
                                                                                                                       ------------
 TOTAL LONG TERM INVESTMENTS (COST $417,544,796) .................................................                      411,280,781
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 7

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 6.2%
  MONEY MARKET FUND (COST $21,827,541) 5.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ...........................      21,827,541     $ 21,827,541
                                                                                                                       ------------

                                                                                                    ----------------
                                                                                                    PRINCIPAL AMOUNT
                                                                                                    ----------------
  REPURCHASE AGREEMENT (COST $5,131,407) 1.2%
d Joint Repurchase Agreement, 5.247%, 8/01/06 (Maturity Value $5,132,155) ........................     $ 5,131,407        5,131,407
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $467,488)
    Banc of America Securities LLC (Maturity Value $467,488)
    Barclays Capital Inc. (Maturity Value $467,488)
    Bear, Stearns & Co. Inc. (Maturity Value $467,488)
    BNP Paribas Securities Corp. (Maturity Value $467,488)
    Deutsche Bank Securities Inc. (Maturity Value $467,488)
    Greenwich Capital Markets Inc. (Maturity Value $467,488)
    Lehman Brothers Inc. (Maturity Value $457,275)
    Merrill Lynch Government Securities Inc. (Maturity Value $467,488)
    Morgan Stanley & Co. Inc. (Maturity Value $467,488)
    UBS Securities LLC (Maturity Value $467,488)
     Collateralized by U.S. Government Agency Securities, 2.625 - 7.00%, 8/15/06 - 5/15/13;
      e U.S. Government Agency Discount Notes, 9/22/06; U.S. Treasury Notes, 2.375 - 4.875%,
        1/15/11 - 4/05/11
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $26,958,948) ................................................                       26,958,948
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $444,503,744) 100.7% ...................................................                      438,239,729
  OTHER ASSETS, LESS LIABILITIES (0.7)% ..........................................................                       (3,057,659)
                                                                                                                       ------------
  NET ASSETS 100.0% ..............................................................................                     $435,182,070
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 61.

a     The coupon rate shown represents the rate at period end.

b     Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2006, all repurchase agreement had been entered into on that date.

e A portion or all of the security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                                                               COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 87.4%
  COMMON STOCKS 53.9%
  COMMUNICATIONS 0.6%
  AT&T Inc. ...................................................................      United States           3,000      $    89,970
                                                                                                                        -----------
  CONSUMER NON-DURABLES 2.4%
  Anheuser-Busch Cos. Inc. ....................................................      United States           3,200          154,080
  The Procter & Gamble Co. ....................................................      United States           4,000          224,800
                                                                                                                        -----------
                                                                                                                            378,880
                                                                                                                        -----------
  CONSUMER SERVICES 0.9%
  Clear Channel Communications Inc. ...........................................      United States           4,800          138,960
                                                                                                                        -----------
  ELECTRONIC TECHNOLOGY 5.8%
  Analog Devices Inc. .........................................................      United States           5,000          161,650
a Cisco Systems Inc. ..........................................................      United States          21,000          374,850
  Intel Corp. .................................................................      United States          12,000          216,000
  QUALCOMM Inc. ...............................................................      United States           5,000          176,300
                                                                                                                        -----------
                                                                                                                            928,800
                                                                                                                        -----------
  ENERGY MINERALS 8.2%
  Chesapeake Energy Corp. .....................................................      United States          10,000          329,000
  Chevron Corp. ...............................................................      United States           3,600          236,760
  ConocoPhillips ..............................................................      United States           3,000          205,920
  Exxon Mobil Corp. ...........................................................      United States           6,000          406,440
  Sunoco Inc. .................................................................      United States           2,000          139,080
                                                                                                                        -----------
                                                                                                                          1,317,200
                                                                                                                        -----------
  FINANCE 7.4%
  Bank of America Corp. .......................................................      United States           4,600          237,038
  Capital One Financial Corp. .................................................      United States           2,600          201,110
  Citigroup Inc. ..............................................................      United States           6,000          289,860
  Morgan Stanley ..............................................................      United States           2,300          152,950
  Wachovia Corp. ..............................................................      United States           2,800          150,164
  Wells Fargo & Co. ...........................................................      United States           2,200          159,148
                                                                                                                        -----------
                                                                                                                          1,190,270
                                                                                                                        -----------
  HEALTH SERVICES 1.0%
  Caremark Rx Inc. ............................................................      United States           3,000          158,400
                                                                                                                        -----------
  HEALTH TECHNOLOGY 8.3%
  Johnson & Johnson ...........................................................      United States           2,500          156,375
  Medtronic Inc. ..............................................................      United States           4,700          237,444
  Pfizer Inc. .................................................................      United States          16,000          415,840
  Schering-Plough Corp. .......................................................      United States          12,000          245,280
  Wyeth .......................................................................      United States           5,500          266,585
                                                                                                                        -----------
                                                                                                                          1,321,524
                                                                                                                        -----------
  NON-ENERGY MINERALS 1.1%
  Alcoa Inc. ..................................................................      United States           6,000          179,700
                                                                                                                        -----------


                                         Quarterly Statements of Investments | 9

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                                                               COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PROCESS INDUSTRIES 3.2%
  Air Products and Chemicals Inc. .............................................      United States           2,300      $   147,039
  Bunge Ltd. ..................................................................      United States           3,000          163,740
  The Dow Chemical Co. ........................................................      United States           5,700          197,106
                                                                                                                        -----------
                                                                                                                            507,885
                                                                                                                        -----------
  PRODUCER MANUFACTURING 4.0%
  3M Co. ......................................................................      United States           4,000          281,600
  Caterpillar Inc. ............................................................      United States           2,000          141,740
  General Electric Co. ........................................................      United States           6,800          222,292
                                                                                                                        -----------
                                                                                                                            645,632
                                                                                                                        -----------
  RETAIL TRADE 3.4%
  The Gap Inc. ................................................................      United States          13,000          225,550
  Target Corp. ................................................................      United States           4,000          183,680
  Wal-Mart Stores Inc. ........................................................      United States           3,000          133,500
                                                                                                                        -----------
                                                                                                                            542,730
                                                                                                                        -----------
  TRANSPORTATION 1.1%
  United Parcel Service Inc., B ...............................................      United States           2,500          172,275
                                                                                                                        -----------
  UTILITIES 6.5%
  Ameren Corp. ................................................................      United States           3,000          154,500
  Dominion Resources Inc. .....................................................      United States           2,000          156,960
  FirstEnergy Corp. ...........................................................      United States           2,800          156,800
  Sempra Energy ...............................................................      United States           5,000          241,300
  The Southern Co. ............................................................      United States          10,000          337,800
                                                                                                                        -----------
                                                                                                                          1,047,360
                                                                                                                        -----------
  TOTAL COMMON STOCKS (COST $8,464,091) .......................................                                           8,619,586
                                                                                                                        -----------

                                                                                                    ------------------
                                                                                                    PRINCIPAL AMOUNT b
                                                                                                    ------------------
  CORPORATE BONDS 24.2%
  COMMERCIAL SERVICES 0.6%
  R.H. Donnelley Corp., senior discount note, 6.875%, 1/15/13 .................      United States      $  100,000           91,250
                                                                                                                        -----------
  COMMUNICATIONS 2.8%
  Embarq Corp., senior note, 7.082%, 6/01/16 ..................................      United States         200,000          201,632
  Telecom Italia Capital, 4.95%, 9/30/14 ......................................       Luxembourg           100,000           90,851
  Telecom Italia Capital, senior note, 7.20%, 7/18/36 .........................       Luxembourg           150,000          153,791
                                                                                                                        -----------
                                                                                                                            446,274
                                                                                                                        -----------
  CONSUMER DURABLES 2.6%
c Ford Motor Credit Co., 144A, 9.75%, 9/15/10 .................................      United States         150,000          148,586
  General Motors Acceptance Corp., 6.875%, 8/28/12 ............................      United States         100,000           96,623
  KB Home, senior note, 6.25%, 6/15/15 ........................................      United States         200,000          176,864
                                                                                                                        -----------
                                                                                                                            422,073
                                                                                                                        -----------


10 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                                                               COUNTRY      PRINCIPAL AMOUNT b     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER NON-DURABLES 2.5%
c Miller Brewing Co.,144A, 5.50%, 8/15/13 .....................................      United States      $  200,000      $   194,348
  Tyson Foods Inc., senior note, 6.60%, 4/01/16 ...............................      United States         200,000          197,689
                                                                                                                        -----------
                                                                                                                            392,037
                                                                                                                        -----------
  CONSUMER SERVICES 1.8%
  Comcast Corp., senior note, 5.85%, 1/15/10 ..................................      United States         200,000          200,908
  MGM MIRAGE Inc., senior note, 5.875%, 2/27/14 ...............................      United States         100,000           91,375
                                                                                                                        -----------
                                                                                                                            292,283
                                                                                                                        -----------
  ENERGY MINERALS 0.6%
  Pioneer Natural Resources Co., 6.875%, 5/01/18 ..............................      United States         100,000           97,638
                                                                                                                        -----------
  FINANCE 6.1%
  HSBC Finance Corp., 5.50%, 1/19/16 ..........................................      United States         200,000          193,996
  International Lease Finance Corp., 4.75%, 2/15/08 ...........................      United States         200,000          197,892
  JPMorgan Chase & Co., sub. note, 4.875%, 3/15/14 ............................      United States         200,000          188,480
  Morgan Stanley, sub. note, 4.75%, 4/01/14 ...................................      United States         200,000          186,035
  St. Paul Travelers Cos. Inc., 6.75%, 6/20/36 ................................      United States         100,000          102,680
  Wachovia Capital Trust III, 5.80%, Perpetual ................................      United States         100,000           98,478
                                                                                                                        -----------
                                                                                                                            967,561
                                                                                                                        -----------
  HEALTH SERVICES 1.7%
  HCA Inc., 6.50%, 2/15/16 ....................................................      United States         100,000           80,125
  WellPoint Inc., 5.00%, 1/15/11 ..............................................      United States         200,000          195,286
                                                                                                                        -----------
                                                                                                                            275,411
                                                                                                                        -----------
  HEALTH TECHNOLOGY 0.6%
  Wyeth, senior sub. note, 5.50%, 2/01/14 .....................................      United States         100,000           98,135
                                                                                                                        -----------
  NON-ENERGY MINERALS 1.3%
  Lafarge SA, 6.50%, 7/15/16 ..................................................         France             200,000          201,291
                                                                                                                        -----------
  REAL ESTATE DEVELOPMENT 1.2%
  EOP Operating LP, 4.75%, 3/15/14 ............................................      United States         200,000          184,332
                                                                                                                        -----------
  TECHNOLOGY SERVICES 0.6%
  SunGard Data Systems Inc., senior sub note, 10.25%, 8/15/15 .................      United States         100,000          101,875
                                                                                                                        -----------
  UTILITIES 1.8%
  National Grid PLC, 6.30%, 8/01/16 ...........................................     United Kingdom         200,000          201,709
  TXU Corp., senior note, 5.55%, 11/15/14 .....................................      United States         100,000           91,848
                                                                                                                        -----------
                                                                                                                            293,557
                                                                                                                        -----------
  TOTAL CORPORATE BONDS (COST $3,824,355) .....................................                                           3,863,717
                                                                                                                        -----------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $481,325) 3.0%
  FINANCE 3.0%
d Accredited Mortgage Loan Trust, FRN, 2005-3, A1, 5.63%, 9/25/35 .............      United States         481,025          481,750
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCED FUND                                                                 COUNTRY      PRINCIPAL AMOUNT b     VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MORTGAGE-BACKED SECURITIES 6.3%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.3%
FNMA 30 Year, 6.00%, 8/01/36 ..................................................      United States      $  500,000      $   497,080
FNMA 30 Year, 6.50%, 4/01/36 ..................................................      United States         500,000          506,144
                                                                                                                        -----------
TOTAL MORTGAGE-BACKED SECURITIES (COST $990,646) ..............................                                           1,003,224
                                                                                                                        -----------
TOTAL LONG TERM INVESTMENTS (COST $13,760,417) ................................                                          13,968,277
                                                                                                                        -----------

                                                                                                    ----------------
                                                                                                    SHARES/CONTRACTS
                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $2,779,701) 17.4%
  MONEY MARKET FUND 17.4%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ........      United States       2,779,701        2,779,701
                                                                                                                        -----------
  TOTAL INVESTMENTS (COST $16,540,118) 104.8% .................................                                          16,747,978
  OPTIONS WRITTEN (0.0)% f ....................................................                                              (4,800)
  OTHER ASSETS, LESS LIABILITIES (4.8)% .......................................                                            (763,141)
                                                                                                                        -----------
  NET ASSETS 100.0% ...........................................................                                         $15,980,037
                                                                                                                        -----------
  OPTIONS WRITTEN (0.0)% f
  HEALTH SERVICES 0.0% f
  Caremark RX Inc., Aug. 55 Calls, 8/19/06 ....................................      United States              15              975
                                                                                                                        -----------
  ELECTRONIC TECHNOLOGY 0.0% f
  Cisco Systems Inc., Aug. 20 Calls, 8/19/06 ..................................      United States             150            2,250
                                                                                                                        -----------
  ENERGY MINERALS 0.0% f
  Sunoco Inc., Aug. 75 Calls, 8/19/06 .........................................      United States              10              700
                                                                                                                        -----------
  TRANSPORTATION 0.0% f
  United Parcel Service Inc., Sep. 75 Calls, 9/16/06 ..........................      United States              25              875
                                                                                                                        -----------
  TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $4,240) ............................                                         $     4,800
                                                                                                                        ===========

See Selected Portfolio Abbreviations on page 61.

a     Non-income producing for the twelve months ended July 31, 2006.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $342,934, representing 2.15% of net assets.

d     The coupon rate shown represents the rate at period end.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f     Rounds to less than 0.1% of net assets.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                                  SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 96.1%
    COMMON STOCKS 4.5%
    HEALTH SERVICES 1.0%
    Universal Health Services Inc., B ............................................................         173,674     $  9,725,744
                                                                                                                       ------------
    INDUSTRIAL SERVICES 1.0%
    The Williams Cos. Inc. .......................................................................         371,846        9,017,266
                                                                                                                       ------------
    PROCESS INDUSTRIES 1.0%
    Bunge Ltd. ...................................................................................         165,709        9,044,397
                                                                                                                       ------------
    PRODUCER MANUFACTURING 0.9%
    Tyco International Ltd. ......................................................................         331,058        8,637,303
                                                                                                                       ------------
    REAL ESTATE INVESTMENT TRUST 0.6%
    Regency Centers Corp. ........................................................................          87,500        5,610,500
                                                                                                                       ------------
    TOTAL COMMON STOCKS (COST $35,708,430) .......................................................                       42,035,210
                                                                                                                       ------------
    CONVERTIBLE PREFERRED STOCKS 32.8%
    COMMERCIAL SERVICES 0.2%
    Interpublic Group of Cos. Inc., 5.375%, cvt. pfd. ............................................          65,000        2,038,400
                                                                                                                       ------------
    CONSUMER DURABLES 1.9%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ............................................         450,000       12,870,000
    General Motors Corp., 6.25%, cvt. pfd. .......................................................         235,000        5,054,850
                                                                                                                       ------------
                                                                                                                         17,924,850
                                                                                                                       ------------
    CONSUMER NON-DURABLES 0.8%
    Constellation Brands Inc., 5.75%, cvt. pfd. ..................................................         216,800        7,831,900
                                                                                                                       ------------
    ELECTRONIC TECHNOLOGY 1.5%
a,b Morgan Stanley into Cisco Systems Inc., 2.75%, cvt. pfd., 144A ...............................         500,000        9,022,500
    Northrop Grumman Corp., 7.00%, cvt. pfd., B ..................................................          40,000        5,120,000
                                                                                                                       ------------
                                                                                                                         14,142,500
                                                                                                                       ------------
    ENERGY MINERALS 2.0%
  b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ..............................................         170,000       18,232,500
                                                                                                                       ------------
    FINANCE 11.0%
    Conseco Inc., 5.50%, cvt. pfd. ...............................................................         450,000       12,318,750
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ...................................................         600,000       18,114,000
    Fannie Mae, 5.375%, cvt. pfd. ................................................................             140       12,998,493
    Hartford Financial Service Group Inc., 6.00%, cvt. pfd. ......................................          75,000        5,550,000
    MetLife Inc., 6.375%, cvt. pfd. ..............................................................         400,000       11,100,000
    PMI Group Inc., 5.875%, cvt. pfd. ............................................................         270,000        6,685,200
    Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note ........................         300,000        7,335,000
    UnumProvident Corp., 8.25%, cvt. pfd. ........................................................         400,000       10,500,000
    Washington Mutual Captial Trust I, 5.375%, cvt. pfd. .........................................          20,000        1,117,600
  b Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ...................................          60,000        3,352,800
    XL Capital Ltd., 6.50%, cvt. pfd. ............................................................         620,000       13,175,000
                                                                                                                       ------------
                                                                                                                        102,246,843
                                                                                                                       ------------
    HEALTH TECHNOLOGY 2.9%
    Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt. pfd. ...........................         500,000       13,125,000
    Schering-Plough Corp., 6.00%, cvt. pfd. ......................................................         250,000       13,265,000
                                                                                                                       ------------
                                                                                                                         26,390,000
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 13

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE PREFERRED STOCKS (CONTINUED)
  INDUSTRIAL SERVICES 3.2%
  Allied Waste Industries Inc., 6.25%, cvt. pfd., D ..............................................          48,000     $ 13,700,208
  El Paso Corp., 4.99%, cvt. pfd. ................................................................          12,000       16,325,758
                                                                                                                       ------------
                                                                                                                         30,025,966
                                                                                                                       ------------
  PROCESS INDUSTRIES 2.5%
  Celanese Corp., 4.25%, cvt. pfd. ...............................................................         375,000       10,828,125
  Huntsman Corp., 5.00%, cvt. pfd. ...............................................................         332,800       11,980,800
                                                                                                                       ------------
                                                                                                                         22,808,925
                                                                                                                       ------------
  REAL ESTATE INVESTMENT TRUSTS 1.7%
  Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A .............................................          52,595        1,306,986
  Simon Property Group Inc., 6.00%, cvt. pfd. ....................................................         200,000       14,002,000
                                                                                                                       ------------
                                                                                                                         15,308,986
                                                                                                                       ------------
  UTILITIES 5.1%
  CMS Energy Corp., 4.50%, cvt. pfd., B ..........................................................         100,000        7,562,500
  Entergy Corp., 7.625%, cvt. pfd. ...............................................................         300,000       15,765,180
  NRG Energy Inc., 4.00%, cvt. pfd. ..............................................................           9,500       12,853,500
  PNM Resources Inc., 6.75%, cvt. pfd. ...........................................................         225,000       11,137,500
                                                                                                                       ------------
                                                                                                                         47,318,680
                                                                                                                       ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $294,457,975) .........................................                      304,269,550
                                                                                                                       ------------

                                                                                                    ----------------
                                                                                                    PRINCIPAL AMOUNT
                                                                                                    ----------------
  CONVERTIBLE BONDS 58.8%
  COMMERCIAL SERVICES 1.1%
b The Interpublic Group of Cos. Inc., cvt., senior note, 144A, 4.50%, 3/15/23 ....................     $ 3,000,000        2,977,500
b WPP Group PLC, cvt., sub. bond, 144A, 5.00%, 10/15/33 ..........................................       6,000,000        7,420,920
                                                                                                                       ------------
                                                                                                                         10,398,420
                                                                                                                       ------------
  COMMUNICATIONS 2.1%
b NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 ..................................................      15,000,000       19,237,500
                                                                                                                       ------------
  CONSUMER DURABLES 0.5%
b K2 Inc., cvt., 144A, 5.00%, 6/15/10 ............................................................       4,000,000        4,140,000
                                                                                                                       ------------
  CONSUMER SERVICES 7.4%
  Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ..............................................      18,000,000       19,845,000
  Hilton Hotels Corp., cvt., senior note, 3.375%, 4/15/23 ........................................      10,500,000       12,350,625
  Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 ...........................       8,000,000        8,140,000
  Six Flags Inc., cvt., 4.50%, 5/15/15 ...........................................................      10,000,000       10,330,400
  The Walt Disney Co., cvt., senior note, 2.125%, 4/15/23 ........................................      16,000,000       17,780,000
                                                                                                                       ------------
                                                                                                                         68,446,025
                                                                                                                       ------------
  ELECTRONIC TECHNOLOGY 6.6%
  Intel Corp., cvt.,
    b junior sub. bond, 144A, 2.95%, 12/15/35 ....................................................      19,000,000       15,723,678
      sub. deb., 2.95%, 12/15/35 .................................................................       2,000,000        1,675,000
  Juniper Networks Inc., cvt., senior note, zero cpn., 6/15/08 ...................................      17,000,000       16,532,500


14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONVERTIBLE SECURITIES FUND                                                              PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE BONDS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
b L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ...........................................     $15,000,000     $ 14,737,500
  PMC-Sierra Inc.,
    b cvt., 144A, 2.25%, 10/15/25 ................................................................       3,500,000        3,250,625
      sub. note, cvt., 2.25%, 10/15/25 ...........................................................       9,500,000        8,823,125
                                                                                                                       ------------
                                                                                                                         60,742,428
                                                                                                                       ------------
  FINANCE 6.2%
  CapitalSource Inc., cvt., senior note,
      3.50%, 7/15/34 .............................................................................       8,000,000        8,136,040
    b 144A, 3.50%, 7/15/34 .......................................................................       8,000,000        8,136,040
b GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 ............................................       3,000,000        4,890,000
  Leucadia National Corp., cvt., senior sub. note,
      3.75%, 4/15/14 .............................................................................       3,600,000        4,860,000
    b 144A, 3.75%, 4/15/14 .......................................................................       7,500,000       10,125,000
  Liberty Media Corp. into Viacom, cvt., senior deb., B, 3.25%, 3/15/31 ..........................      10,000,000        7,775,000
  Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 ...................................       9,000,000       13,623,750
                                                                                                                       ------------
                                                                                                                         57,545,830
                                                                                                                       ------------
  HEALTH SERVICES 4.8%
  Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 .................................................      15,000,000       13,105,710
  Omnicare Inc., cvt., 3.25%, 12/15/35 ...........................................................      16,000,000       14,600,000
  PacifiCare Health Systems Inc., cvt., sub. deb., 3.00%, 10/15/32 ...............................       2,000,000        7,059,460
  Sierra Health Services Inc., cvt., senior deb., 2.25%, 3/15/23 .................................       2,000,000        9,462,500
                                                                                                                       ------------
                                                                                                                         44,227,670
                                                                                                                       ------------
  HEALTH TECHNOLOGY 13.5%
  Affymetrix Inc., cvt., senior note, 0.75%, 12/15/33 ............................................      10,000,000        9,850,000
  American Medical Systems Holdings Ltd., cvt., senior sub. note, 3.25%, 7/1/36 ..................      15,000,000       17,343,750
b Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13 ...........................................      18,000,000       17,669,430
  Biogen Idec Inc., cvt., sub. note, zero cpn., 2/16/19 ..........................................       3,500,000        5,963,125
  Celgene Corp., cvt., senior note, 1.75%, 6/01/08 ...............................................       5,000,000       19,837,500
  InterMune Inc., cvt., senior note, 0.25%, 3/01/11 ..............................................       8,000,000        7,170,000
  IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 .............................................       5,000,000        5,068,750
b Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11 ........................................      17,000,000       17,297,500
b MGI Pharma Inc., cvt., senior sub. note, 144A, 1.682% to 3/02/11, zero cpn. thereafter,
    3/02/24 ......................................................................................      10,000,000        6,287,500
b NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%, 6/15/08 ..............................       6,000,000        5,092,500
  Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ......................................      12,550,000       13,573,076
                                                                                                                       ------------
                                                                                                                        125,153,131
                                                                                                                       ------------
  INDUSTRIAL SERVICES 4.2%
  Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25 ...............................      10,000,000       14,762,500
  Schlumberger Ltd., cvt., senior deb., 1.50%, 6/01/23 (Netherland Antilles) .....................      13,000,000       24,358,750
                                                                                                                       ------------
                                                                                                                         39,121,250
                                                                                                                       ------------
  PROCESS INDUSTRIES 1.1%
  Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 .......................................      10,000,000       10,125,000
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 15

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS (CONTINUED)
    PRODUCER MANUFACTURING 1.4%
    Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 .......................     $15,000,000     $ 12,956,250
                                                                                                                       ------------
    RETAIL TRADE 2.7%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ...........................................      12,000,000       13,245,000
    Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 ......................................      13,000,000       12,140,076
                                                                                                                       ------------
                                                                                                                         25,385,076
                                                                                                                       ------------
    TECHNOLOGY SERVICES 3.1%
  b BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 ....................................      14,000,000       13,711,516
    Yahoo! Inc., cvt., senior note, zero cpn., 4/01/08 ...........................................      11,000,000       15,235,000
                                                                                                                       ------------
                                                                                                                         28,946,516
                                                                                                                       ------------
    TRANSPORTATION 1.5%
    JetBlue Airways Corp., cvt., senior note, 3.75%, 3/15/35 .....................................      15,000,000       14,062,500
                                                                                                                       ------------
    UTILITIES 2.6%
c,d Calpine Corp., cvt.,
       senior note, 4.75%, 11/15/23 ..............................................................       5,500,000        2,722,500
       sub. note, 7.75%, 6/01/15 .................................................................       7,000,000        2,712,500
    Centerpoint Energy Inc., cvt., senior note, 3.75%, 5/15/23 ...................................      10,000,000       12,212,500
    CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 ........................................       6,000,000        6,787,680
                                                                                                                       ------------
                                                                                                                         24,435,180
                                                                                                                       ------------
  TOTAL CONVERTIBLE BONDS (COST $511,606,377) ....................................................                      544,922,776
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $841,772,782) ................................................                      891,227,536
                                                                                                                       ------------

                                                                                                    ----------------
                                                                                                         SHARES
                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $30,942,444) 3.3%
  MONEY MARKET FUND 3.3%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ...........................      30,942,444       30,942,444
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $872,715,226) 99.4% ....................................................                      922,169,980
  OTHER ASSETS, LESS LIABILITIES 0.6% ............................................................                        5,155,670
                                                                                                                       ------------
  NET ASSETS 100.0% ..............................................................................                     $927,325,650
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 61.

a     Non-income producing for the twelve months ended July 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $181,305,009, representing 19.55% of net assets.

c     Defaulted security.

d     See Note 5 regarding other considerations.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN EQUITY INCOME FUND                                                            COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.4%
COMMON STOCKS 92.8%
COMMERCIAL SERVICES 1.4%
R. R. Donnelley & Sons Co. ...................................................      United States          423,900     $ 12,373,641
                                                                                                                       ------------
COMMUNICATIONS 5.8%
Alltel Corp. .................................................................      United States          165,400        9,125,118
America Movil SA de CV, L, ADR ...............................................         Mexico              345,200       12,351,256
AT&T Inc. ....................................................................      United States          656,400       19,685,436
BellSouth Corp. ..............................................................      United States          230,800        9,040,436
Windstream Corp. .............................................................      United States          171,011        2,142,774
                                                                                                                       ------------
                                                                                                                         52,345,020
                                                                                                                       ------------
CONSUMER NON-DURABLES 5.5%
Anheuser-Busch Cos. Inc. .....................................................      United States          323,600       15,581,340
The Coca-Cola Co. ............................................................      United States          329,800       14,676,100
Diageo PLC, ADR ..............................................................     United Kingdom          119,000        8,368,080
Unilever NV, N.Y. shs. .......................................................       Netherlands           488,700       11,572,416
                                                                                                                       ------------
                                                                                                                         50,197,936
                                                                                                                       ------------
CONSUMER SERVICES 3.0%
Carnival Corp. ...............................................................      United States          462,500       18,019,000
Clear Channel Communications Inc. ............................................      United States          316,800        9,171,360
                                                                                                                       ------------
                                                                                                                         27,190,360
                                                                                                                       ------------
ELECTRONIC TECHNOLOGY 7.5%
Embraer-Empresa Brasileira de Aeronautica SA, ADR ............................         Brazil              300,400       10,372,812
Intel Corp. ..................................................................      United States        1,037,800       18,680,400
Microchip Technology Inc. ....................................................      United States          420,300       13,558,878
Nokia Corp., ADR .............................................................         Finland             623,500       12,376,475
Raytheon Co. .................................................................      United States          299,100       13,480,437
                                                                                                                       ------------
                                                                                                                         68,469,002
                                                                                                                       ------------
ENERGY MINERALS 10.5%
BP PLC, ADR ..................................................................     United Kingdom          156,200       11,327,624
Chevron Corp. ................................................................      United States          419,820       27,615,760
ConocoPhillips ...............................................................      United States          279,300       19,171,152
Exxon Mobil Corp. ............................................................      United States          418,834       28,371,815
Sunoco Inc. ..................................................................      United States          123,500        8,588,190
                                                                                                                       ------------
                                                                                                                         95,074,541
                                                                                                                       ------------
FINANCE 28.4%
AFLAC Inc. ...................................................................      United States          210,500        9,291,470
American International Group Inc. ............................................      United States          114,200        6,928,514
Bank of America Corp. ........................................................      United States          553,706       28,532,470
CapitalSource Inc. ...........................................................      United States          550,200       12,979,218
Citigroup Inc. ...............................................................      United States          533,400       25,768,554
Countrywide Financial Corp. ..................................................      United States          174,200        6,241,586
Fannie Mae ...................................................................      United States          293,300       14,052,003
Freddie Mac ..................................................................      United States          219,400       12,694,484
JPMorgan Chase & Co. .........................................................      United States          525,750       23,984,715


                                        Quarterly Statements of Investments | 17

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN EQUITY INCOME FUND                                                            COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
COMMON STOCKS (CONTINUED)
FINANCE (CONTINUED)
Marsh & McLennan Cos. Inc. ...................................................      United States          460,000     $ 12,433,800
Morgan Stanley ...............................................................      United States          272,100       18,094,650
North Fork Bancorp Inc. ......................................................      United States          463,500       13,130,955
Old Republic International Corp. .............................................      United States          431,375        9,175,346
The St. Paul Travelers Cos. Inc. .............................................      United States          304,700       13,955,260
U.S. Bancorp .................................................................      United States          520,000       16,640,000
Wachovia Corp. ...............................................................      United States          358,900       19,247,807
Washington Mutual Inc. .......................................................      United States          334,700       14,961,090
                                                                                                                       ------------
                                                                                                                        258,111,922
                                                                                                                       ------------
HEALTH SERVICES 1.2%
Caremark Rx Inc. .............................................................      United States          211,700       11,177,760
                                                                                                                       ------------
HEALTH TECHNOLOGY 5.6%
Bristol-Myers Squibb Co. .....................................................      United States          366,600        8,787,402
Eli Lilly and Co. ............................................................      United States          124,900        7,090,573
GlaxoSmithKline PLC, ADR .....................................................     United Kingdom          250,300       13,849,099
Pfizer Inc. ..................................................................      United States          668,400       17,371,716
Wyeth ........................................................................      United States           80,100        3,882,447
                                                                                                                       ------------
                                                                                                                         50,981,237
                                                                                                                       ------------
INDUSTRIAL SERVICES 1.2%
Waste Management Inc. ........................................................      United States          319,600       10,987,848
                                                                                                                       ------------
NON-ENERGY MINERALS 1.6%
Alcoa Inc. ...................................................................      United States          479,000       14,346,050
                                                                                                                       ------------
PROCESS INDUSTRIES 1.4%
The Dow Chemical Co. .........................................................      United States          379,300       13,116,194
                                                                                                                       ------------
PRODUCER MANUFACTURING 8.4%
3M Co. .......................................................................      United States          213,100       15,002,240
Autoliv Inc. .................................................................         Sweden              155,100        8,711,967
General Electric Co. .........................................................      United States          769,600       25,158,224
Honeywell International Inc. .................................................      United States          345,300       13,363,110
Pitney Bowes Inc. ............................................................      United States          334,500       13,821,540
                                                                                                                       ------------
                                                                                                                         76,057,081
                                                                                                                       ------------
REAL ESTATE INVESTMENT TRUST 0.9%
iStar Financial Inc. .........................................................      United States          204,000        8,111,040
                                                                                                                       ------------
RETAIL TRADE 2.0%
The Gap Inc. .................................................................      United States          534,300        9,270,105
Wal-Mart Stores Inc. .........................................................      United States          192,600        8,570,700
                                                                                                                       ------------
                                                                                                                         17,840,805
                                                                                                                       ------------
TECHNOLOGY SERVICES 2.2%
Automatic Data Processing Inc. ...............................................      United States          157,600        6,896,576
Microsoft Corp. ..............................................................      United States          541,900       13,021,857
                                                                                                                       ------------
                                                                                                                         19,918,433
                                                                                                                       ------------


18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN EQUITY INCOME FUND                                                          COUNTRY            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION 1.8%
  J.B. Hunt Transport Services Inc. ..........................................      United States          381,500     $  7,847,455
  United Parcel Service Inc., B ..............................................      United States          119,600        8,241,636
                                                                                                                       ------------
                                                                                                                         16,089,091
                                                                                                                       ------------
  UTILITIES 4.4%
  Dominion Resources Inc. ....................................................      United States          171,500       13,459,320
  Entergy Corp. ..............................................................      United States          172,500       13,299,750
  FirstEnergy Corp. ..........................................................      United States          240,300       13,456,800
                                                                                                                       ------------
                                                                                                                         40,215,870
                                                                                                                       ------------
  TOTAL COMMON STOCKS (COST $720,554,607) ....................................                                          842,603,831
                                                                                                                       ------------
  CONVERTIBLE PREFERRED STOCKS 3.6%
  ENERGY MINERALS 1.6%
  Chesapeake Energy Corp., 5.00%, cvt. pfd. ..................................      United States          105,600       15,021,600
                                                                                                                       ------------
  FINANCE 1.2%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. .................................      United States          360,000       10,868,400
                                                                                                                       ------------
  HEALTH TECHNOLOGY 0.8%
  Schering-Plough Corp., 6.00%, cvt. pfd. ....................................      United States          134,100        7,115,346
                                                                                                                       ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $31,021,311) ......................                                           33,005,346
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $751,575,918) ............................                                          875,609,177
                                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $20,809,793) 2.3%
  MONEY MARKET FUND 2.3%
a Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .......      United States       20,809,793       20,809,793
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $772,385,711) 98.7% ................................                                          896,418,970
  OTHER ASSETS, LESS LIABILITIES 1.3% ........................................                                           11,536,965
                                                                                                                       ------------
  NET ASSETS 100.0% ..........................................................                                         $907,955,935
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 61.

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.1%
a SENIOR FLOATING RATE INTERESTS 93.1%
  ADVERTISING/MARKETING SERVICES 0.1%
  Adams Outdoor Advertising Inc., Term Loan B, 6.96 - 7.27%,
    10/15/12 .................................................................     United States     $  2,789,201    $    2,795,951
                                                                                                                     --------------
  AEROSPACE & DEFENSE 2.7%
  CACI International Inc., Term Loan B, 6.79 - 6.85%, 5/03/11 ................     United States        9,789,811         9,796,468
  DRS Technologies Inc., Term Loan, 6.68 - 7.00%, 1/31/13 ....................     United States        5,359,499         5,367,806
  Dyncorp International, Term Loan B, 7.813 - 8.313%, 2/11/11 ................     United States        7,900,000         7,956,011
  GenCorp Inc.,
     L/C, 8.65%, 12/06/10 ....................................................     United States        1,864,078         1,867,880
     Term Loan B, 8.68%, 12/06/10 ............................................     United States        1,735,922         1,739,464
  ILC Industries Inc., Term Loan B, 7.99 - 7.999%, 2/24/12 ...................     United States        2,885,488         2,892,933
  K&F Acquisition Inc., Term Loan C, 7.40%, 11/18/12 .........................     United States        3,287,118         3,299,412
  MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 7.48%,
    8/27/10 ..................................................................     United States        5,044,586         5,078,839
  Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B, 7.748%,
    12/31/11 .................................................................     United States        2,770,766         2,793,597
  SI International Inc., Term Loan, 6.97%, 2/09/11 ...........................     United States        1,920,323         1,921,014
  TransDigm Inc., Term Loan B, 7.449%, 6/23/13 ...............................     United States        9,100,000         9,104,004
  Vought Aircraft Industries Inc.,
     L/C Term Loan, 7.834%, 12/22/10 .........................................     United States        1,000,000         1,006,480
     Term Loan B, 8.00%, 12/22/11 ............................................     United States       10,524,294        10,600,700
                                                                                                                     --------------
                                                                                                                         63,424,608
                                                                                                                     --------------
  AIRLINES 0.2%
  United Air Lines Inc.,
     Delay Draw, 9.188%, 2/01/12 .............................................     United States          512,500           521,305
     Term Loan B, 8.625%, 2/01/12 ............................................     United States        3,587,500         3,649,133
                                                                                                                     --------------
                                                                                                                          4,170,438
                                                                                                                     --------------
  ALUMINUM 0.4%
  Novelis Corp., U.S. Term Loan, 7.38%, 1/09/12 ..............................     United States        6,482,127         6,490,165
  Novelis Inc., Canadian Term Loan, 7.38%, 1/09/12 ...........................        Canada            3,732,134         3,736,762
                                                                                                                     --------------
                                                                                                                         10,226,927
                                                                                                                     --------------
  APPAREL/FOOTWEAR 0.7%
  St. John Knits International Inc., Term Loan B, 7.75%, 3/23/12 .............     United States        1,825,634         1,834,434
  Warnaco Inc., Term Loan, 6.41 - 8.75%, 1/31/13 .............................     United States        5,286,750         5,265,021
  The William Carter Co., Term Loan B, 6.758 - 6.985%, 7/14/12 ...............     United States        8,114,207         8,113,639
                                                                                                                     --------------
                                                                                                                         15,213,094
                                                                                                                     --------------
  APPAREL/FOOTWEAR RETAIL 0.1%
b Easton Bell Sports Inc., Term Loan B, 6.81 - 6.94%, 3/16/12 ................     United States        3,011,192         3,014,956
                                                                                                                     --------------
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 2.9%
  Accuride Corp., Term Loan B, 7.313%, 1/31/12 ...............................     United States        3,496,591         3,506,206
  Cooper Standard Automotive Inc.,
     Term Loan B, 8.00%, 12/23/11 ............................................        Canada            5,217,642         5,205,642
     Term Loan C, 8.00%, 12/23/11 ............................................     United States        8,356,889         8,333,992
     Term Loan D, 8.00%, 12/23/11 ............................................        Canada            1,691,500         1,687,694


20 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONTINUED)
  Dayco Products LLC (Mark IV), Term Loan B, 7.88 - 8.10%, 6/21/11 ...........     United States     $  8,962,318    $    8,982,662
  Key Plastics LLC and Key Safety Inc., First Lien Term Loan, 8.23 - 8.59%,
    6/25/10 ..................................................................     United States        4,670,343         4,643,909
  Lear Corp., Term Loan B, 7.93 - 7.999%, 4/25/12 ............................     United States        3,300,000         3,277,428
  Tenneco Automotive Inc.,
      L/C Term Loan, 7.346%, 12/12/10 ........................................     United States        4,203,691         4,222,524
      Term Loan B, 7.19%, 12/12/10 ...........................................     United States        8,057,117         8,093,213
  TRW Automotive Inc.,
      Term Loan B, 7.188%, 6/30/12 ...........................................     United States       10,096,250        10,047,182
      Term Loan B2, 6.813%, 6/30/12 ..........................................     United States        2,288,500         2,277,378
      Term Loan E, 6.75%, 10/31/10 ...........................................     United States        6,390,107         6,380,522
                                                                                                                     --------------
                                                                                                                         66,658,352
                                                                                                                     --------------
  AUTOMOTIVE AFTERMARKET 0.6%
  Affinia Group Inc., Term Loan B, 8.50%, 11/30/11 ...........................     United States        9,811,452         9,726,093
  United Components Inc., Term Loan D, 7.41%, 6/30/12 ........................     United States        4,538,310         4,531,457
                                                                                                                     --------------
                                                                                                                         14,257,550
                                                                                                                     --------------
  BEVERAGES: ALCOHOLIC 0.8%
  Constellation Brands Inc., Term Loan B, 6.75 - 7.00%, 6/05/13 ..............     United States       14,638,889        14,692,906
  Southern Wine & Spirits of America Inc., Term Loan B, 6.999%,
    5/31/12 ..................................................................     United States        4,247,608         4,257,081
                                                                                                                     --------------
                                                                                                                         18,949,987
                                                                                                                     --------------
  BROADCASTING 2.7%
  Alliance Atlantis Communications Inc., Term Loan C, 6.999%,
    12/17/11 .................................................................     United States        6,023,750         5,996,462
  Cumulus Media Inc., Term Loan B, 7.329 - 7.626%, 6/07/13 ...................     United States        6,700,000         6,723,986
  Emmis Operating Co., Term Loan B, 7.09 - 7.14%, 11/10/11 ...................     United States        2,123,341         2,126,696
  Entravision Communications Corp., Term Loan B, 7.01%, 3/29/12 ..............     United States       18,262,000        18,165,394
b Gray Television Inc.,
     Incremental Facility Loan, 7.00%, 5/22/13 ...............................     United States        1,866,872         1,856,641
     Term Loan B, 7.01%, 11/22/12 ............................................     United States        4,014,468         3,993,673
  LBI Media Inc., Term Loan B, 6.763%, 3/31/12 ...............................     United States          997,500           985,869
  Mission Broadcasting Inc., Term Loan B, 7.249%, 10/01/12 ...................     United States        7,001,039         6,982,836
  NEP Supershooters LP, First Lien Term Loan, 9.13 - 9.50%, 2/03/11 ..........     United States        1,915,987         1,940,339
  Nexstar Broadcasting Inc., Term Loan B, 7.25%, 10/01/12 ....................     United States        6,799,949         6,782,269
  NextMedia Inc.,
     Delay Draw, 7.334%, 11/15/12 ............................................     United States        1,099,385         1,097,495
     Term Loan B, 7.37%, 11/15/12 ............................................     United States        2,473,615         2,479,330
  Spanish Broadcasting System Inc., Term Loan B, 6.73%, 6/11/12 ..............     United States        4,641,250         4,629,740
                                                                                                                     --------------
                                                                                                                         63,760,730
                                                                                                                     --------------
  BUILDING PRODUCTS 2.3%
  Building Materials Holding Corp., Term Loan B, 7.25%, 8/21/10 ..............     United States        1,940,000         1,943,822
  Euramax International Inc., Domestic Term Loan, 8.063%, 6/29/12 ............     United States        8,685,421         8,733,190
  Goodman Global Holdings Inc., Term Loan C, 6.938%, 12/15/11 ................     United States        5,399,681         5,425,384


                                        Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  BUILDING PRODUCTS (CONTINUED)
  Headwaters Inc., Term Loan B, 7.38 - 7.50%, 4/30/11 ........................     United States     $  6,691,306    $    6,695,053
  NCI Building Systems Inc., Term Loan B, 6.71%, 6/18/10 .....................     United States        9,401,917         9,432,379
  Nortek Inc., Term Loan, 7.40 - 9.25%, 8/27/11 ..............................     United States       20,680,201        20,696,125
                                                                                                                     --------------
                                                                                                                         52,925,953
                                                                                                                     --------------
  CABLE/SATELLITE TELEVISION 8.3%
d Century Cable (Adelphia),
     Discretionary Term Loan, 10.25%, 12/31/09 ...............................     United States        3,000,000         2,891,250
     Term Loan B, 10.25%, 6/30/09 ............................................     United States        2,000,000         1,925,000
  Cequel Communications LLC (Cebridge III), Term Loan B, 7.739%,
    11/05/13 .................................................................     United States       11,100,000        11,037,285
  Charter Communications Operating LLC, Term Loan B, 8.125%,
    4/28/13 ..................................................................     United States       20,291,120        20,313,846
  CSC Holdings Inc. (Cablevision), Incremental Term Loan, 6.88 - 7.258%,
    3/29/13 ..................................................................     United States       30,523,500        30,344,022
  DIRECTV Holdings LLC, Term Loan B, 6.90%, 4/13/13 ..........................     United States       10,008,060         9,953,817
  Insight Midwest Holdings LLC,
     Term Loan A, 6.688%, 6/30/09 ............................................     United States        3,907,107         3,904,841
     Term Loan C, 7.438%, 12/31/09 ...........................................     United States        8,775,000         8,800,272
  Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.758%, 6/30/13 .........     United States       13,353,524        13,359,266
  MCC Iowa,
     Term Loan D-1, 6.90 - 7.37%, 1/31/15 ....................................     United States        8,025,414         8,020,679
     Term Loan D-2 (Delayed Draw), 7.38%, 1/31/15 ............................     United States        2,300,000         2,298,643
  Mediacom Broadband (MCC Iowa), Term Loan A, 6.50 - 6.62%,
    3/31/10 ..................................................................     United States        4,087,500         4,042,865
  Mediacom LLC, Term Loan C, 6.90 - 7.37%, 1/31/15 ...........................     United States        6,625,000         6,621,091
b NTL Dover LLC, Tranche B4, 9.25%, 12/31/12 .................................     United States       10,754,098        10,796,900
d Olympus Cable Holdings LLC (Adelphia), Term Loan B, 10.25%,
    9/30/10 ..................................................................     United States        2,000,000         1,927,500
  PanAmSat Opco, Term Loan B2, 8.008%, 12/03/13 ..............................     United States       11,317,510        11,360,290
  Persona Communications Inc.,
     Term Loan, 8.499%, 7/30/11 ..............................................        Canada            3,935,000         3,964,473
     Term Loan C, 8.50%, 10/15/12 ............................................        Canada            1,980,000         1,993,860
d UCA-HHC (Adelphia), Term Loan, 9.50%, 3/31/08 ..............................     United States       21,932,500        21,110,031
  UPC Financing Partnership,
     Term Loan J2, 7.64%, 3/31/13 ............................................      Netherlands         9,220,000         9,193,262
     Term Loan K2, 7.64%, 12/31/13 ...........................................      Netherlands         9,220,000         9,193,262
  WideOpenWest Finance LLC, Term Loan B, 7.421 - 7.758%, 4/29/13 .............     United States        1,500,000         1,501,335
                                                                                                                     --------------
                                                                                                                        194,553,790
                                                                                                                     --------------
  CASINOS/GAMING 2.4%
  Ameristar Casinos Inc., Term Loan B, 6.727%, 11/10/12 ......................     United States        2,417,813         2,427,291
  Boyd Gaming Corp., Term Loan B, 6.61 - 6.999%, 6/30/11 .....................     United States        1,436,544         1,437,047
  CCM Merger Inc. (MotorCity Casino), Term Loan B, 7.214 - 7.49%,
    7/13/12 ..................................................................     United States        5,228,324         5,213,423
  Global Cash Access LLC, Term Loan B, 7.15%, 3/10/10 ........................     United States        2,855,000         2,877,611
  Greektown Casinos LLC, Term Loan B, 8.00%, 12/03/12 ........................     United States        5,629,827         5,670,700


22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CASINOS/GAMING (CONTINUED)
  Isle of Capri Black Hawk LLC, Term Loan, 7.13 - 7.51%, 10/24/11 ............     United States     $  4,015,649    $    4,028,821
  Penn National Gaming Inc.,
     Term Loan A, 6.91 - 7.02%, 10/03/11 .....................................     United States        2,534,884         2,532,729
     Term Loan B, 6.91 - 7.25%, 10/03/12 .....................................     United States        7,937,513         7,956,166
  Venetian Casino Resorts,
     Delay Draw, 7.25%, 6/15/11 ..............................................     United States        2,393,162         2,399,097
     Term Loan B, 7.25%, 6/15/11 .............................................     United States       11,606,838        11,635,623
  VML US Finance LLC (Venetian Macau), Term Loan B, 8.20%,
    5/26/13 ..................................................................     United States        8,933,333         8,963,796
                                                                                                                     --------------
                                                                                                                         55,142,304
                                                                                                                     --------------
  CATALOG/SPECIALTY DISTRIBUTION 0.1%
  Affinity Group Inc., Term Loan, 7.90%, 6/17/09 .............................     United States        1,559,643         1,571,059
                                                                                                                     --------------
  CHEMICALS: MAJOR DIVERSIFIED 2.4%
  Basell BV,
     Term Loan B4, 7.727%, 8/01/13 ...........................................      Netherlands           183,333           184,699
     Term Loan C4, 8.227%, 8/01/14 ...........................................      Netherlands           183,333           184,809
  Basell USA Inc.,
     Term Loan B2, 7.727%, 8/01/13 ...........................................     United States          916,667           924,504
     Term Loan C2, 8.227%, 8/01/14 ...........................................     United States          916,667           924,046
  BCP Crystal U.S. Holdings Corp. (Celanese), Term Loan B, 7.499%,
   4/06/11 ...................................................................     United States       13,786,111        13,832,845
  Huntsman International LLC, Term Loan B, 7.15%, 8/16/12 ....................     United States       21,377,987        21,305,302
  Ineos U.S. Finance LLC,
     Term Loan B2, 7.339%, 12/16/13 ..........................................     United States        3,600,000         3,636,792
     Term Loan C2, 7.839%, 12/23/14 ..........................................     United States        3,600,000         3,637,296
  Invista Canada Co., Term Loan B2, 7.00%, 4/29/11 ...........................        Canada            4,008,494         4,023,926
  Invista SARL, Term Loan B1, 7.00%, 4/29/11 .................................      Luxembourg          7,885,533         7,915,893
                                                                                                                     --------------
                                                                                                                         56,570,112
                                                                                                                     --------------
  CHEMICALS: SPECIALTY 3.0%
  Brenntag Holding GM,
     Acquisition Facility, 8.08%, 12/23/13 ...................................        Germany             824,727           828,331
     Term Loan B2, 8.08%, 12/23/13 ...........................................     United States        3,375,273         3,391,778
  Compass Minerals Group Inc., Term Loan, 6.95 - 7.00%, 12/22/12 .............     United States        6,285,080         6,313,363
  Hexion Specialty Chemicals BV, Term Loan C-2, 7.50%, 5/05/13 ...............      Netherlands         5,038,538         5,024,631
  Hexion Specialty Chemicals Inc., Term Loan C-1, 7.563%, 5/05/13 ............     United States       23,194,648        23,130,631
  ISP Chemco Inc., Term Loan, 6.938 - 7.375%, 2/16/13 ........................     United States        5,087,250         5,102,919
  Nalco Co., Term Loan B, 7.10 - 7.30%, 11/04/10 .............................     United States       14,354,919        14,352,048
  Polymer Group Inc., Term Loan, 7.74%, 11/22/12 .............................     United States        1,687,759         1,699,236
  Rockwood Specialties Group Inc., Term Loan E, 7.485%, 7/30/12 ..............     United States        5,904,553         5,935,788
  Vertellus Specialties Inc., First Lien Term Loan, 8.62%, 7/10/13 ...........     United States        4,500,000         4,497,255
                                                                                                                     --------------
                                                                                                                         70,275,980
                                                                                                                     --------------
  COAL 0.3%
  Alpha Natural Resources LLC, Term Loan B, 7.249%, 10/26/12 .................     United States        5,671,500         5,670,593
  Walter Industries Inc., Term Loan B, 6.87 - 7.249%, 10/03/12 ...............     United States        1,912,026         1,912,753
                                                                                                                     --------------
                                                                                                                          7,583,346
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 23

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  COMMERCIAL PRINTING/FORMS 0.1%
  Cenveo Corp., Term Loan B, 7.424%, 6/21/13 .................................     United States     $  3,100,000    $    3,097,954
                                                                                                                     --------------
  CONSTRUCTION MATERIALS 0.4%
  Gibraltar Industries Inc., Term Loan B, 7.188 - 7.25%, 12/08/10 ............     United States        2,500,000         2,514,850
  St. Marys Cement Inc., Term Loan B, 7.499%, 12/04/09 .......................        Canada            7,317,250         7,393,716
                                                                                                                     --------------
                                                                                                                          9,908,566
                                                                                                                     --------------
  CONSUMER SUNDRIES 0.4%
  Central Garden & Pet Co., Term Loan B, 6.84 - 6.90%, 9/30/12 ...............     United States        5,415,186         5,425,421
  Nutro Products Inc., Term Loan B, 7.265%, 4/26/13 ..........................     United States        4,788,000         4,817,542
                                                                                                                     --------------
                                                                                                                         10,242,963
                                                                                                                     --------------
  CONTAINERS/PACKAGING 2.5%
  Atlantis Plastics Inc., First Lien Term Loan, 8.09%, 9/22/11 ...............     United States        2,715,625         2,734,417
  Berry Plastics Corp., Term Loan, 7.15%, 12/02/11 ...........................     United States        5,502,022         5,508,570
b Bluegrass Container Co. LLC,
     Delay Draw First Lien Term Loan, 9.50%, 6/30/13 .........................     United States        2,095,758         2,101,102
     First Lien Term Loan, 9.50%, 6/30/13 ....................................     United States        7,004,242         7,022,103
  BWAY Corp., Term Loan B, 9.00%, 7/17/13 ....................................     United States        2,700,000         2,705,724
  Graham Packaging Co.,
     First Lien Term Loan, 7.563 - 7.875%, 10/07/11 ..........................     United States       16,757,772        16,825,808
     Incremental Term Loan B, 7.813%, 10/07/11 ...............................     United States        1,296,709         1,302,557
  Graphic Packaging International Corp., Term Loan C, 7.62 - 8.14%,
    8/08/10 ..................................................................     United States        3,635,583         3,664,014
  Intertape Polymer Group Inc., Term Loan B, 7.55 - 7.76% 7/28/11 ............     United States        9,432,000         9,509,814
  Smurfit-Stone Container Canada Inc.,
     Term Loan C, 7.50 - 7.625%, 11/01/11 ....................................        Canada            1,466,861         1,472,920
     Term Loan C-1, 7.625%, 11/01/11 .........................................        Canada              461,815           463,902
  Smurfit-Stone Container Enterprises,
     L/C Term Loan, 5.37%, 11/01/10 ..........................................     United States          608,628           610,715
     Term Loan B, 7.50 - 7.688%, 11/01/11 ....................................     United States        3,135,575         3,148,525
                                                                                                                     --------------
                                                                                                                         57,070,171
                                                                                                                     --------------
  DATA PROCESSING SERVICES 0.2%
  InfoUSA Inc., Term Loan B, 7.25%, 2/14/12 ..................................     United States        4,678,831         4,689,358
                                                                                                                     --------------
  DEPARTMENT STORES 0.4%
  Neiman Marcus Group Inc., Term Loan, 7.77%, 4/06/13 ........................     United States        6,455,696         6,494,559
  Sears Canada Inc., Non-Revolving Term Facility, 7.249%, 12/22/12 ...........        Canada            3,092,250         3,110,711
                                                                                                                     --------------
                                                                                                                          9,605,270
                                                                                                                     --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
  Alaska Communications Systems Holdings Inc.,
     2006-1 Incremental Facility Loan, 7.249%, 2/01/12 .......................     United States          500,000           498,880
     Incremental Term Loan, 7.249%, 2/01/12 ..................................     United States        1,728,567         1,727,028
     Term Loan, 7.249%, 2/01/12 ..............................................     United States        8,357,133         8,349,695
  Cincinnati Bell Inc., Term Loan, 6.66 - 6.93%, 8/31/12 .....................     United States        3,970,000         3,965,792
  Consolidated Communications Inc., Term Loan D, 7.40 - 7.45%,
    10/14/11 .................................................................     United States        4,214,286         4,225,917


24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
  Hawaiian Telecom Communications Inc.,
   e Term Loan A, 7.75%, 4/30/12 .............................................     United States     $  2,000,000    $    1,995,060
     Term Loan B, 7.75%, 10/31/12 ............................................     United States        4,335,344         4,330,315
  Wind Telecomunicazioni SpA,
     Term Loan B, 8.282%, 9/30/13 ............................................         Italy            5,850,000         5,878,607
     Term Loan C, 7.782%, 9/30/14 ............................................         Italy            5,850,000         5,894,402
f Winstar Communications Inc., DIP, 2/20/49 ..................................     United States        1,837,576         2,655,297
                                                                                                                     --------------
                                                                                                                         39,520,993
                                                                                                                     --------------
  DRUG STORE CHAINS 0.1%
  The Jean Coutu Group (PJC) Inc., Term Loan B, 7.938 - 8.00%,
    7/30/11 ..................................................................        Canada            2,958,978         2,965,103
                                                                                                                     --------------
  ELECTRIC UTILITIES 2.6%
  Astoria Generating Co. Acquisitions LLC,
     L/C Term Loan, 7.45%, 2/23/11 ...........................................     United States          604,061           603,554
     Term Loan B, 7.45%, 2/23/13 .............................................     United States        2,561,373         2,558,555
  LSP General Finance Co. LLC, Term Loan, 7.249%, 5/04/13 ....................     United States        4,702,020         4,676,676
  Midwest Generation LLC, Term Loan, 6.86 - 7.31%, 4/27/11 ...................     United States        2,671,680         2,681,325
  NRG Energy Inc.,
     Credit Link, 7.499%, 2/01/13 ............................................     United States        8,126,473         8,151,503
     Term Loan B, 7.231%, 2/01/13 ............................................     United States       33,559,418        33,662,445
  Pike Electric Inc.,
     Term Loan B, 6.688%, 7/02/12 ............................................     United States        2,487,843         2,494,511
     Term Loan C, 6.875%, 12/10/12 ...........................................     United States        1,416,157         1,419,471
  Plum Point Energy Associates LLC,
     First Lien Term Loan, 8.749%, 3/14/14 ...................................     United States        2,504,868         2,514,111
     L/C Term Loan, 8.624%, 3/14/14 ..........................................     United States          680,000           682,509
                                                                                                                     --------------
                                                                                                                         59,444,660
                                                                                                                     --------------
  ELECTRICAL PRODUCTS 0.2%
  EnerSys Capital Inc., Term Loan D, 7.03 - 7.594%, 3/17/11 ..................     United States        4,862,108         4,882,286
                                                                                                                     --------------
  ELECTRONICS/APPLIANCES 1.6%
  DEI Sales Inc., Term Loan, 7.43 - 7.77%, 6/17/10 ...........................     United States        3,597,889         3,591,485
  Eastman Kodak Co.,
     Term Loan B1, 7.439 - 7.75%, 10/18/12 ...................................     United States       12,540,994        12,551,779
     Term Loan B2 (Delayed Draw), 7.52 - 7.757%, 10/18/12 ....................     United States        6,941,176         6,946,729
  Jarden Corp.,
     Term Loan B1, 7.499%, 1/24/12 ...........................................     United States          758,776           759,793
     Term Loan B2, 7.249%, 1/24/12 ...........................................     United States       10,533,335        10,522,908
  Oreck Corp., Term Loan B, 8.25%, 2/02/12 ...................................     United States        3,233,265         3,240,345
                                                                                                                     --------------
                                                                                                                         37,613,039
                                                                                                                     --------------
  ENVIRONMENTAL SERVICES 1.8%
  Allied Waste North America Inc.,
     Credit Link, 5.334%, 1/15/12 ............................................     United States        7,031,200         7,006,028
   e Revolver, 8.12 - 8.15%, 1/15/10 .........................................     United States          201,858           199,062
     Term Loan B, 6.72 - 7.27%, 1/15/12 ......................................     United States       18,110,178        18,045,344


                                        Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  ENVIRONMENTAL SERVICES (CONTINUED)
b Casella Waste Systems Inc., Term Loan B, 9.00%, 4/28/10 ....................     United States     $  2,300,000    $    2,306,348
  EnviroSolutions Inc., Term Loan B, 8.81 - 9.00%, 7/07/12 ...................     United States        5,661,764         5,715,550
  IESI Corp., Term Loan B, 6.939 - 7.248%, 1/21/12 ...........................     United States        1,800,000         1,799,190
b Safety-Kleen Systems Inc.,
    Synthetic L/C, 9.75%, 8/01/13 ............................................     United States          572,881           574,113
    Term Loan B, 9.75%, 8/01/13 ..............................................     United States        2,027,119         2,031,477
  Synagro Technologies Inc.,
    Delay Draw, 7.77%, 4/29/12 ...............................................     United States          471,429           473,079
    Term Loan B, 7.761%, 4/29/12 .............................................     United States        2,828,571         2,838,471
                                                                                                                     --------------
                                                                                                                         40,988,662
                                                                                                                     --------------
  FINANCE/RENTAL/LEASING 1.3%
  Avis Budget Car Rental, Term Loan, 6.75%, 4/19/12 ..........................     United States        9,687,857         9,605,317
  Baker Tanks Inc., Term Loan, 7.90 - 7.999%, 11/23/12 .......................     United States        1,426,719         1,435,621
  Hertz Corp.,
     Credit Link, 5.324%, 12/21/12 ...........................................     United States        1,200,000         1,205,892
     Term Loan B, 7.41 - 7.69%, 12/21/12 .....................................     United States        9,558,064         9,604,994
  J.G. Wentworth LLC, Term Loan, 9.008%, 4/12/11 .............................     United States          660,000           663,841
  Vanguard Car Rental USA Holdings Inc., Term Loan, 8.319%, 6/14/13 ..........     United States        6,700,000         6,717,219
                                                                                                                     --------------
                                                                                                                         29,232,884
                                                                                                                     --------------
  FINANCIAL CONGLOMERATES 1.7%
  Fidelity National Information Services Inc., Term Loan B, 7.099%,
    3/09/13 ..................................................................     United States       25,753,067        25,737,615
  Nasdaq Stock Market Inc.,
     Term Loan B, 6.971 - 7.249%, 4/18/12 ....................................     United States        8,533,661         8,520,604
     Term Loan C (Delayed Draw), 6.831 - 7.249%, 4/18/12 .....................     United States        4,932,589         4,925,043
                                                                                                                     --------------
                                                                                                                         39,183,262
                                                                                                                     --------------
  FOOD DISTRIBUTORS 0.3%
  OSI Group LLC,
     Dutch Term Loan, 7.249%, 9/02/11 ........................................      Netherlands         1,675,380         1,678,027
     German Term Loan, 7.249%, 9/02/11 .......................................        Germany           1,340,304         1,342,421
     U.S. Term Loan, 7.249%, 9/02/11 .........................................     United States        3,015,684         3,020,449
                                                                                                                     --------------
                                                                                                                          6,040,897
                                                                                                                     --------------
  FOOD RETAIL 0.1%
  Supervalu Inc., Term Loan B, 7.063%, 6/02/12 ...............................     United States        2,194,500         2,187,192
                                                                                                                     --------------
  FOOD: MAJOR DIVERSIFIED 1.6%
  Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 8.15 - 8.18%,
    6/30/08 ..................................................................     United States        7,312,119         7,367,105
  Chiquita Brands LLC, Term Loan C, 7.65%, 6/28/12 ...........................     United States        5,148,000         5,150,008
  Del Monte Foods Co., Term Loan B, 7.00 - 7.072%, 2/08/12 ...................     United States        6,560,271         6,575,162
  Dole Food Co. Inc., Term Loan B, 7.00 - 8.75%, 4/12/13 .....................     United States        1,524,742         1,496,047
  Pinnacle Foods Holding Corp., Term Loan B, 7.45 - 7.48%, 11/25/10 ..........     United States       10,382,657        10,388,887
  Solvest Ltd. (Dole),
     L/C, 5.37%, 4/12/13 .....................................................        Bermuda             685,085           672,192
     Term Loan C, 7.00 - 9.00%, 4/12/13 ......................................        Bermuda           5,138,138         5,041,438
                                                                                                                     --------------
                                                                                                                         36,690,839
                                                                                                                     --------------


26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  FOOD: MEAT/FISH/DAIRY 0.2%
  Bumble Bee Foods LLC, Term Loan B, 6.899 - 7.25%, 5/02/12 ..................     United States     $  2,000,000    $    2,000,680
  Michael Foods Inc., Term Loan B1, 7.032 - 7.553%, 11/21/10 .................     United States        2,738,255         2,738,884
                                                                                                                     --------------
                                                                                                                          4,739,564
                                                                                                                     --------------
  FOOD: SPECIALTY/CANDY 0.7%
  CBRL Group (Cracker Barrel), Term Loan B1, 6.63%, 4/27/13 ..................     United States        5,865,911         5,824,674
b Herbalife International Inc., Term Loan B, 8.75%, 12/30/10 .................     United States        4,100,000         4,105,904
  Otis Spunkmeyer Inc., Term Loan B, 8.09 - 8.15%, 6/30/11 ...................     United States        5,969,260         6,005,553
                                                                                                                     --------------
                                                                                                                         15,936,131
                                                                                                                     --------------
  FOREST PRODUCTS 0.1%
  Roseburg Forest Products (RLC Industries), Term Loan B, 6.999%,
    2/24/10 ..................................................................     United States        3,364,821         3,365,629
                                                                                                                     --------------
  HOME FURNISHINGS 1.0%
  Knoll Inc., Term Loan, 7.249%, 10/03/12 ....................................     United States        3,446,930         3,465,095
  National Bedding Co. LLC, Term Loan, 7.35 - 7.49%, 8/31/11 .................     United States        7,109,781         7,159,976
  Sealy Mattress Co., Term Loan D, 6.981 - 8.50%, 4/14/13 ....................     United States        5,207,906         5,225,717
  Simmons Bedding Co., Term Loan D, 7.125 - 9.50%, 12/19/11 ..................     United States        7,633,397         7,652,556
                                                                                                                     --------------
                                                                                                                         23,503,344
                                                                                                                     --------------
  HOME IMPROVEMENT CHAINS 0.2%
  Harbor Freight Tools USA Inc., Term Loan C, 6.921%, 7/15/10 ................     United States        4,491,977         4,493,594
                                                                                                                     --------------
  HOMEBUILDING 1.1%
  CONTECH Construction Products Inc., Term Loan B, 7.22 - 9.25%,
    12/07/10 .................................................................     United States        2,067,301         2,069,472
  Lanoga Corp. (Pro-Build Holdings), Term Loan B, 7.249%, 6/29/13 ............     United States        4,200,000         4,197,648
  Propex Fabrics Inc., Term Loan B, 7.76%, 7/31/12 ...........................     United States        2,076,409         2,074,353
  Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.49 - 7.499%,
    4/05/13 ..................................................................        Canada            8,395,283         8,329,044
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.49 - 7.499%,
    4/05/13 ..................................................................     United States        8,409,585         8,343,234
                                                                                                                     --------------
                                                                                                                         25,013,751
                                                                                                                     --------------
  HOSPITAL/NURSING MANAGEMENT 1.7%
  Iasis Healthcare LLC, Term Loan B, 7.73%, 6/22/11 ..........................     United States       10,500,089        10,596,795
  LifePoint Hospitals Inc., Term Loan B, 6.905%, 4/15/12 .....................     United States       18,399,292        18,418,428
  Vanguard Health Holding Co. II LLC, Term Loan C, 7.749 - 7.868%,
    9/23/11 ..................................................................     United States       11,333,323        11,392,347
                                                                                                                     --------------
                                                                                                                         40,407,570
                                                                                                                     --------------
  HOTEL/RESORTS/CRUISELINES 0.4%
  Flag Luxury Properties (Anguilla) LLC, First Lien Term Loan, 8.674 - 8.749%,
    3/21/11 ..................................................................     United States        1,795,500         1,793,345
  Hilton Hotels Corp., Term Loan B, 6.669 - 6.775%, 2/22/13 ..................     United States        4,840,000         4,823,447
  Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, 8.15%, 9/30/10 ......     United States        2,664,466         2,597,508
                                                                                                                     --------------
                                                                                                                          9,214,300
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  HOUSEHOLD/PERSONAL CARE 0.8%
  Acco Brands Corp., Term Loan B, 6.939 - 7.24%, 8/17/12 .....................     United States     $  3,758,980    $    3,779,015
  Prestige Brands Inc., Term Loan B, 7.23%, 4/06/11 ..........................     United States        2,999,591         3,009,589
  Spectrum Brands Inc., Term Loan B, 8.08 - 8.51%, 2/06/12 ...................     United States        8,033,579         8,043,621
  VJCS Acquisition Inc., Term Loan, 7.69 - 7.81%, 7/19/13 ....................     United States        2,900,000         2,904,089
                                                                                                                     --------------
                                                                                                                         17,736,314
                                                                                                                     --------------
  INDUSTRIAL CONGLOMERATES 0.9%
  Amsted Industries Inc., Term Loan B, 7.01 - 7.50%, 4/05/13 .................     United States        2,086,593         2,100,490
  Day International Group Inc., Term Loan B, 8.12%, 12/05/12 .................     United States        1,784,226         1,798,053
  FCI USA,
     Term Loan B1, 8.83%, 11/01/13 ...........................................     United States        2,650,000         2,670,564
     Term Loan C1, 8.225%, 10/31/14 ..........................................     United States        2,650,000         2,668,788
  Sensata Technologies Finance Co. LLC, Term Loan B, 7.148 - 7.24%,
    4/27/13 ..................................................................     United States        5,300,000         5,282,616
b TriMas Co. LLC,
     Term Loan B, 10.00%, 7/31/13 ............................................     United States        4,782,169         4,799,959
     Tranche B-1 L/C, 10.00%, 8/01/11 ........................................     United States        1,103,578         1,107,628
                                                                                                                     --------------
                                                                                                                         20,428,098
                                                                                                                     --------------
  INDUSTRIAL MACHINERY 1.8%
  CI Acquisition Inc. (Chart Industries), Term Loan B, 7.438 - 7.563%,
    10/17/12 .................................................................     United States        3,145,750         3,153,048
  Colfax Corp., Term Loan B, 7.50%, 11/30/11 .................................     United States        3,941,019         3,971,247
  Dresser Inc.,
     Term Loan C, 7.90%, 4/10/09 .............................................     United States          405,488           411,148
     Unsecured Term Loan, 8.65%, 3/01/10 .....................................     United States        2,750,000         2,788,384
  Flowserve Corp., Term Loan B, 7.00 - 7.125%, 8/10/12 .......................     United States        5,617,650         5,647,592
  Mueller Group, Term Loan B, 7.36 - 7.868%, 11/01/12 ........................     United States        7,426,818         7,476,429
  Nacco Materials Handling Group Inc., Delay Draw, 7.17 - 7.349%,
    3/21/13 ..................................................................     United States        2,700,000         2,705,184
b RBS Global Inc. (Rexnord), Term Loan, 10.00%, 7/19/13 ......................     United States        6,000,000         6,015,780
b Sensus Metering Systems Inc.,
     Term Loan B1, 6.94 - 7.583%, 12/17/10 ...................................     United States        8,675,981         8,681,274
     Term Loan B2, 6.94 - 7.583%, 12/17/10 ...................................      Luxembourg          1,152,428         1,153,972
                                                                                                                     --------------
                                                                                                                         42,004,058
                                                                                                                     --------------
  INDUSTRIAL SPECIALTIES 0.1%
  Babcock and Wilcox Co., Synthetic L/C, 5.399%, 2/22/12 .....................     United States        1,800,000         1,810,188
                                                                                                                     --------------
  INFORMATION TECHNOLOGY SERVICES 0.3%
  Transfirst Holdings, Term Loan B, 8.50%, 3/31/10 ...........................     United States        7,224,176         7,229,666
                                                                                                                     --------------
  INSURANCE BROKERS/SERVICES 0.2%
  Alliant Resources Group Inc., First Lien Term Loan, 8.50%, 11/30/11 ........     United States        2,686,500         2,688,327
  HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan,
    8.19 - 8.248%, 11/11/11 ..................................................     United States        2,294,250         2,304,482
                                                                                                                     --------------
                                                                                                                          4,992,809
                                                                                                                     --------------


28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  INVESTMENT BANKS/BROKERS 0.9%
  Ameritrade Holding Corp., Term Loan B, 6.85%, 12/31/12 .....................     United States     $ 18,653,250    $   18,595,052
  LPL Holdings Inc., Term Loan B, 8.13 - 8.749%, 6/28/13 .....................     United States        3,233,750         3,272,151
                                                                                                                     --------------
                                                                                                                         21,867,203
                                                                                                                     --------------
  LIFE/HEALTH INSURANCE 0.2%
  Conseco Inc., Term Loan, 7.119%, 6/22/10 ...................................     United States        4,844,036         4,874,359
                                                                                                                     --------------
  MANAGED HEALTH CARE 0.1%
  Multiplan Inc., Term Loan B, 7.499%, 4/12/13 ...............................     United States        3,311,500         3,285,207
                                                                                                                     --------------
  MARINE SHIPPING 0.2%
  Horizon Lines LLC, Term Loan C, 7.75%, 7/07/11 .............................     United States        4,214,000         4,244,299
  US Shipping Partners LP, Term Loan, 7.499%, 4/30/10 ........................     United States        1,219,033         1,220,313
                                                                                                                     --------------
                                                                                                                          5,464,612
                                                                                                                     --------------
  MEDICAL DISTRIBUTORS 0.2%
  VWR International Inc., Term Loan B, 7.77%, 4/07/11 ........................     United States        4,066,242         4,081,246
                                                                                                                     --------------
  MEDICAL SPECIALTIES 0.2%
  DJ Orthopedics LLC, Term Loan B, 6.938 - 7.063%, 4/07/13 ...................     United States        5,286,750         5,260,951
                                                                                                                     --------------
  MEDICAL/NURSING SERVICES 3.5%
  AMR Holdco/EmCare Holdco, Term Loan B, 7.16 - 7.27%, 2/10/12 ...............     United States        4,389,905         4,399,562
  DaVita Inc., Term Loan B, 7.11 - 7.69%, 10/05/12 ...........................     United States       24,648,592        24,707,502
b Fresenius Medical Care Holdings Inc., Term Loan B, 6.782 - 6.874%,
    3/31/13 ..................................................................     United States       26,234,250        25,906,847
  HealthSouth Corp., Term Loan B, 8.52%, 3/10/13 .............................     United States       12,200,000        12,193,534
  National Renal Institutes Inc., Term Loan B, 7.416 - 7.531% 3/31/13 ........     United States        1,550,000         1,546,559
  Renal Advantage Inc., Term Loan B, 7.84%, 10/06/12 .........................     United States        3,679,442         3,693,020
  Team Finance LLC, Term Loan B, 7.694%, 11/23/12 ............................     United States        3,482,500         3,499,112
  US Oncology Inc., Term Loan B, 7.50 - 7.875%, 8/20/11 ......................     United States        5,850,028         5,871,380
                                                                                                                     --------------
                                                                                                                         81,817,516
                                                                                                                     --------------
  MISCELLANEOUS COMMERCIAL SERVICES 3.4%
  Affiliated Computer Services Inc.,
   e Additional Term Loan, 7.334%, 3/20/13 ...................................     United States        7,550,000         7,560,947
     Term Loan B, 7.40%, 3/20/13 .............................................     United States        2,786,000         2,790,040
  Alliance Laundry Systems LLC, Term Loan, 7.60%, 1/27/12 ....................     United States        5,309,583         5,311,760
  American Reprographics, Term Loan C, 7.144 - 9.00%, 6/18/09 ................     United States        5,531,783         5,541,740
  Audatex North America Inc., Term Loan B, 7.075%, 4/13/13 ...................     United States        2,150,000         2,157,503
  Buhrmann U.S. Inc., Term Loan D-1, 6.88 - 7.146%, 12/23/10 .................     United States       11,020,925        11,040,542
  CCC Information Services Group Inc., Term Loan B, 8.00%, 2/10/13 ...........     United States        3,502,343         3,520,583
  Coinmach Corp., Term Loan B-1, 7.688 - 7.875%, 12/19/12 ....................     United States        3,093,746         3,120,940
  Duratek Inc. (EnergySolutions), Term Loan B, 7.65 - 7.77%, 6/07/13 .........     United States        2,196,783         2,206,691
  EnergySolutions LLC,
     Synthetic L/C, 7.62%, 6/07/13 ...........................................     United States          228,832           229,863
     Term Loan B, 7.65 - 7.77%, 6/07/13 ......................................     United States        4,851,230         4,873,109
  JohnsonDiversey Inc.,
     Delay Draw, 7.86%, 12/16/10 .............................................     United States          483,233           482,291
     Term Loan B, 7.63%, 12/16/11 ............................................     United States        4,241,669         4,248,413


                                        Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
  Language Lines Inc., Term Loan B, 9.71 - 9.77%, 6/11/11 ....................     United States     $  4,485,716    $    4,522,634
  Open Solutions Inc., First Lien Term Loan, 7.78%, 9/03/11 ..................     United States        5,153,793         5,190,540
  RGIS Holdings LLC, Term Loan B, 7.999%, 12/31/12 ...........................     United States        6,667,042         6,683,709
  Workflow Management Inc., Term Loan B, 9.485%, 11/30/11 ....................     United States        5,460,000         5,489,593
  Worldspan LP, Term Loan B, 7.938 - 8.25%, 2/11/10 ..........................     United States        4,545,443         4,522,716
                                                                                                                     --------------
                                                                                                                         79,493,614
                                                                                                                     --------------
  MOVIES/ENTERTAINMENT 4.4%
  24 Hour Fitness Worldwide Inc., Term Loan B, 7.99 - 8.12%, 5/26/12 .........     United States        3,990,000         3,998,379
  Carmike Cinemas Inc., Delay Draw, 9.02%, 5/19/12 ...........................     United States        3,341,084         3,360,563
  Century Theaters Inc., Term Loan B, 7.106%, 3/01/13 ........................     United States        3,300,000         3,310,890
b Cinemark USA Inc., Term Loan C, 7.19 - 7.26%, 3/31/11 ......................     United States        4,795,349         4,800,432
  Cinram International Inc., Term Loan B, 7.084%, 5/05/11 ....................        Canada            6,295,985         6,262,679
  Hallmark Entertainment LLC, Term Loan B, 8.00%, 12/31/11 ...................     United States        4,100,000         4,126,363
  Metro-Goldwyn-Mayer Inc., Term Loan B, 7.749%, 4/08/12 .....................     United States       26,733,000        26,765,080
  Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 9.21%,
    12/29/08 .................................................................     United States        1,250,000         1,259,375
  Minnesota Wild Hockey Club LP (Operating Co.), Term Loan, 8.258%,
    12/29/08 .................................................................     United States          944,444           949,167
  Regal Cinemas Corp., Term Loan B, 6.819 - 7.249%, 11/10/10 .................     United States       25,516,868        25,393,367
  WMG Acquisition Corp. (Warner Music), Term Loan B, 7.205 - 7.511%,
    3/01/11 ..................................................................     United States       22,958,034        23,017,954
                                                                                                                     --------------
                                                                                                                        103,244,249
                                                                                                                     --------------
  OIL & GAS PIPELINES 0.6%
b El Paso Corp., Deposit Loan, 9.25%, 7/31/11 ................................     United States        3,113,879         3,120,293
  MGG Holdings (Magellan Midstream), Term Loan B, 7.424%, 12/16/10 ...........     United States        5,159,877         5,184,025
  OPTI Canada, Term Loan B, 7.17 - 7.24%, 5/17/13 ............................        Canada            6,000,000         5,999,460
                                                                                                                     --------------
                                                                                                                         14,303,778
                                                                                                                     --------------
  OIL & GAS PRODUCTION 0.6%
  Helix Energy Solutions Group Inc., Term Loan B, 7.346 - 7.64%,
    7/01/13 ..................................................................     United States       10,700,000        10,709,523
  MEG Energy Corp., Term Loan B, 7.50%, 4/03/13 ..............................     United States        2,643,375         2,649,851
                                                                                                                     --------------
                                                                                                                         13,359,374
                                                                                                                     --------------
  OIL REFINING/MARKETING 1.4%
b Alon USA Energy Inc.,
     Edgington Facility, 9.75%, 6/22/13 ......................................     United States          500,000           501,755
     Paramount Facility, 9.75%, 6/22/13 ......................................     United States        4,000,000         4,014,040
  Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12 .......................     United States        7,960,000         7,940,816
  Lyondell-Citgo Refining LP, Term Loan, 7.499%, 5/21/07 .....................     United States        5,880,000         5,906,166
  Niska Gas Storage Canada ULC (C/R Gas),
     Asset Sale Term Loan, 7.033%, 5/13/11 ...................................        Canada            1,163,636         1,162,996
     Canadian Term Loan, 7.033%, 5/12/13 .....................................        Canada            6,384,727         6,380,322
  Niska Gas Storage U.S. LLC (C/R Gas), U.S. Term Loan, 7.033%,
    5/12/13 ..................................................................     United States        1,218,764         1,215,351
  Universal Compression Inc., Term Loan B, 7.00%, 2/15/12 ....................     United States        5,041,255         5,080,325
                                                                                                                     --------------
                                                                                                                         32,201,771
                                                                                                                     --------------


30 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  OILFIELD SERVICES/EQUIPMENT 0.1%
  Petroleum Geo-Services ASA and PGS Finance Inc., Term Loan, 7.75%,
    12/17/12 .................................................................        Norway         $  2,855,029    $    2,868,791
                                                                                                                     --------------
  OTHER CONSUMER SERVICES 1.2%
  Affinion Group, Term Loan B, 7.921 - 8.12%, 10/17/12 .......................     United States       15,813,954        15,907,857
  Education Management LLC, Term Loan B, 8.063%, 6/01/13 .....................     United States        8,700,000         8,721,141
  Protection One Inc., Term Loan C, 7.70 - 8.00%, 3/31/12 ....................     United States        1,582,020         1,586,070
  VICAR Operating Inc. (Veterinary Centers), Term Loan B, 6.875%,
    5/16/11 ..................................................................     United States        1,750,087         1,756,720
                                                                                                                     --------------
                                                                                                                         27,971,788
                                                                                                                     --------------
  OTHER CONSUMER SPECIALTIES 1.9%
  Solo Cup Co., Term Loan B, 7.61 - 7.999%, 2/27/11 ..........................     United States       18,579,588        18,613,031
  Tupperware Corp., Term Loan B, 6.81%, 12/05/12 .............................     United States       17,135,677        17,047,428
  Visant Holding Corp. (Jostens IH Corp.), Term Loan C, 7.068%,
    10/01/11 .................................................................     United States        5,951,194         5,975,475
  Waterpik Technologies Inc., First Lien Term Loan, 7.40%, 6/28/13 ...........     United States        1,800,000         1,815,624
                                                                                                                     --------------
                                                                                                                         43,451,558
                                                                                                                     --------------
  OTHER TRANSPORTATION 0.2%
  Laidlaw International Inc., Term Loan B, 9.00%, 6/28/12 ....................     United States        3,825,000         3,825,000
  Laidlaw Transit Inc., Term Loan B, 9.00%, 6/28/12 ..........................        Canada            1,275,000         1,275,000
                                                                                                                     --------------
                                                                                                                          5,100,000
                                                                                                                     --------------
  PACKAGED SOFTWARE 1.3%
b Infor Global Solutions,
     Delayed Draw First Lien Term Loan, 11.00%, 7/28/12 ......................     United States        1,804,511         1,812,740
     First Lien Term Loan, 11.00%, 7/28/12 ...................................     United States        3,458,647         3,474,418
  Nuance Communications Inc., Term Loan, 7.40%, 3/31/13 ......................     United States        1,995,000         1,975,210
  SunGard Data Systems Inc., Term Loan, 7.66%, 2/11/13 .......................     United States       23,767,920        23,899,594
                                                                                                                     --------------
                                                                                                                         31,161,962
                                                                                                                     --------------
  PERSONNEL SERVICES 0.4%
  Allied Security Holdings LLC, Term Loan D, 10.25%, 6/30/10 .................     United States        1,991,335         1,996,373
  U.S. Investigations Services Inc.,
     Term Loan B, 7.92%, 10/14/12 ............................................     United States        4,232,758         4,242,366
     Term Loan C, 7.92%, 10/14/12 ............................................     United States        2,175,956         2,180,896
                                                                                                                     --------------
                                                                                                                          8,419,635
                                                                                                                     --------------
  PUBLISHING: BOOKS/MAGAZINES 1.5%
  Dex Media East LLC, Term Loan B, 6.66 - 7.00%, 5/08/09 .....................     United States        4,765,207         4,766,494
  Dex Media West LLC,
     Term Loan B1, 6.67 - 7.00%, 3/09/10 .....................................     United States        1,919,950         1,911,983
     Term Loan B2, 6.67 - 7.00%, 3/09/10 .....................................     United States       10,856,518        10,811,464
  Primedia Inc., Term Loan B, 7.625%, 9/30/13 ................................     United States        1,418,258         1,398,899
  R.H. Donnelley Inc.,
     Term Loan A-4, 6.46 - 6.76%, 12/31/09 ...................................     United States          815,286           811,967
     Term Loan D-1, 6.91 - 7.00%, 6/30/11 ....................................     United States        1,741,162         1,736,025
     Term Loan D-2, 6.72 - 7.01%, 6/30/11 ....................................     United States       14,592,282        14,549,381
                                                                                                                     --------------
                                                                                                                         35,986,213
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  PUBLISHING: NEWSPAPERS 0.4%
b Black Press Group Ltd., Term Loan B2, 9.75%, 8/02/13 .......................        Canada         $    982,222    $      985,876
b Black Press U.S. Partnership, Term Loan B1, 9.75%, 8/02/13 .................     United States        1,617,778         1,623,796
  MediaNews Group Inc.,
     Term Loan B, 6.65%, 12/30/10 ............................................     United States        1,817,640         1,793,683
   b Term Loan C, 9.00%, 6/30/13 .............................................     United States        4,200,000         4,190,592
                                                                                                                     --------------
                                                                                                                          8,593,947
                                                                                                                     --------------
  PULP & PAPER 2.2%
  Boise Cascade LLC, Term Loan D, 7.125 - 7.25%, 10/28/11 ....................     United States        4,569,248         4,580,123
  Georgia-Pacific Corp.,
     Second Lien Term Loan, 8.30%, 12/23/13 ..................................     United States        7,600,000         7,652,364
     Term Loan B, 7.30 - 7.499%, 12/20/12 ....................................     United States       27,163,500        27,133,348
  NewPage Corp., Term Loan, 8.499%, 5/02/11 ..................................     United States        6,192,924         6,193,977
b Verso Paper Holdings LLC, Term Loan B, 9.00%, 8/01/13 ......................     United States        6,100,000         6,109,943
                                                                                                                     --------------
                                                                                                                         51,669,755
                                                                                                                     --------------
  RAILROADS 0.3%
  Helm Financial Corp., Term Loan B, 7.66%, 7/08/11 ..........................     United States        2,105,737         2,125,110
  Kansas City Southern Railway Co., Term Loan B, 6.97 - 7.25%,
    4/28/13 ..................................................................     United States        2,874,768         2,872,900
  RailAmerica Transportation Corp.,
     Canadian Term Loan, 7.25%, 9/29/11 ......................................        Canada              208,466           209,933
     U.S. Term Loan, 7.25%, 9/29/11 ..........................................     United States        1,763,507         1,775,923
                                                                                                                     --------------
                                                                                                                          6,983,866
                                                                                                                     --------------
  REAL ESTATE DEVELOPMENT 1.8%
  EH/Transeastern LLC (Technical Olympic USA), Term Loan B, 7.75%,
    7/29/08 ..................................................................     United States        4,300,000         4,318,920
  Kyle Acquisition Group,
      Term Loan B, 7.438%, 7/08/10 ...........................................     United States        1,287,448         1,291,722
      Term Loan C, 7.438%, 7/20/10 ...........................................     United States        1,412,552         1,416,281
  LandSource Communities Development LLC, Term Loan B, 7.875%,
    3/31/10 ..................................................................     United States        9,000,000         9,035,100
  London Arena and Waterfront Finance LLC, Term Loan A, 8.783%,
    3/08/12 ..................................................................     United States        2,992,500         3,014,285
  Mattamy Group, Term Loan B, 7.477%, 4/11/13 ................................     United States        3,200,000         3,211,296
  November 2005 Land Investors LLC (North Las Vegas), Term Loan B,
    8.249%, 5/31/11 ..........................................................     United States        1,197,000         1,197,754
  Pivotal Promontory LLC, Term Loan, 8.15%, 8/31/10 ..........................     United States        2,374,538         2,361,620
  Rhodes Cos. LLC, First Lien Term Loan, 8.749%, 11/21/10 ....................     United States        4,625,000         4,633,834
  Standard Pacific Corp., Term Loan B, 6.671%, 5/05/13 .......................     United States        3,500,000         3,455,340
  SunCal Master I LLC, Term Loan B, 8.70 - 8.74%, 1/19/10 ....................     United States        4,975,000         4,968,533
  Yellowstone Club, Term Loan, 7.775%, 9/30/10 ...............................     United States        3,613,547         3,601,044
                                                                                                                     --------------
                                                                                                                         42,505,729
                                                                                                                     --------------
  REAL ESTATE INVESTMENT TRUSTS 2.2%
  Capital Automotive REIT, Term Loan B, 7.10%, 12/10/10 ......................     United States       19,122,394        19,127,366
b General Growth Properties Inc., Term Loan A-1, 6.65%, 2/24/10 ..............     United States        7,950,000         7,850,864


32 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  Lion Gables Realty LP, Term Loan B, 7.10%, 9/30/06 .........................     United States     $  1,888,401    $    1,889,100
  Macerich Co., Term Loan B, 6.875%, 4/25/10 .................................     United States        7,200,000         7,196,904
  Maguire Properties Inc., Term Loan B, 7.106%, 3/15/10 ......................     United States        3,480,000         3,479,687
  Newkirk Master LP, Term Loan B, 7.096%, 8/11/08 ............................     United States        5,918,893         5,933,039
  Trizec Properties Inc., Term Loan B, 6.775%, 5/02/07 .......................     United States        6,700,000         6,694,841
                                                                                                                     --------------
                                                                                                                         52,171,801
                                                                                                                     --------------
  RECREATIONAL PRODUCTS 0.6%
  Bombardier Recreational Products, Term Loan B, 8.24%, 6/28/13 ..............     United States        3,000,000         2,992,650
  Fender Musical Instruments, Term Loan B, 7.87%, 3/30/12 ....................     United States        1,964,720         1,975,172
  Mega Bloks Inc., Term Loan B, 6.938 - 7.25%, 7/26/12 .......................        Canada            4,158,000         4,173,967
  PlayPower Inc., Term Loan, 8.50%, 12/18/09 .................................     United States        1,500,000         1,513,650
  True Temper Sports Inc., Term Loan, 8.03 - 10.25%, 3/15/11 .................     United States        3,437,139         3,418,854
                                                                                                                     --------------
                                                                                                                         14,074,293
                                                                                                                     --------------
  RESTAURANTS 0.7%
  Arby's Restaurant Holdings LLC, Term Loan B, 7.735 - 7.749%,
    7/25/12 ..................................................................     United States        7,201,742         7,215,425
  Burger King Corp., Term Loan B1, 7.00%, 6/30/12 ............................     United States        3,884,808         3,866,199
  Dominos Inc., Term Loan B, 6.875 - 7.00%, 6/25/10 ..........................     United States        3,034,934         3,032,658
  Jack In The Box Inc., Term Loan B, 6.61 - 7.01%, 1/08/11 ...................     United States        2,907,634         2,917,869
                                                                                                                     --------------
                                                                                                                         17,032,151
                                                                                                                     --------------
  SEMICONDUCTORS 0.3%
  Fairchild Semiconductor Corp., Term Loan, 6.945 - 6.985%, 6/26/13 ..........     United States        6,036,433         6,042,711
                                                                                                                     --------------
  SERVICES TO THE HEALTH INDUSTRY 0.4%
  Matria Healthcare Inc., Term Loan C, 7.439%, 1/19/07 .......................     United States        1,385,897         1,384,207
  Per-Se Technologies Inc., Term Loan B, 7.68 - 7.75%, 12/14/12 ..............     United States        5,398,851         5,438,910
  Quintiles Transnational Corp., Term Loan B, 7.50%, 3/31/13 .................     United States        1,995,000         1,991,588
                                                                                                                     --------------
                                                                                                                          8,814,705
                                                                                                                     --------------
  SPECIALTY STORES 0.7%
  J.Crew Operating Corp., Term Loan, 9.50%, 5/15/13 ..........................     United States        1,929,825         1,924,460
  Pantry Inc., Term Loan, 7.15%, 1/02/12 .....................................     United States        3,431,486         3,451,148
  The Sports Authority Inc. (TSA Stores), Term Loan B, 7.749%, 5/03/13 .......     United States        2,900,000         2,890,546
  Travelcenters of America Inc., Term Loan, 6.86 - 7.25%, 12/01/11 ...........     United States        6,965,000         7,004,004
                                                                                                                     --------------
                                                                                                                         15,270,158
                                                                                                                     --------------
  SPECIALTY TELECOMMUNICATIONS 3.3%
  D&E Communications Inc., Term Loan B, 7.21 - 9.25%, 12/31/11 ...............     United States        3,947,789         3,963,067
  Fairpoint Communications Inc.,
    e Revolver, 9.25%, 2/08/11 ...............................................     United States          327,500           319,912
      Term Loan B, 7.25%, 2/08/12 ............................................     United States       10,200,000        10,208,058
  Iowa Telecommunications Services Inc., Term Loan B, 7.15 - 7.25%,
    11/23/11 .................................................................     United States       11,750,000        11,809,690
  Madison River Capital LLC, Term Loan B-1, 7.73%, 7/29/12 ...................     United States        6,400,000         6,399,936
  NTELOS Inc., Term Loan B-1, 7.65%, 8/24/11 .................................     United States       10,872,535        10,871,665
b Windstream Corp., Term Loan B, 9.00%, 7/17/13 ..............................     United States       32,600,000        32,563,162
                                                                                                                     --------------
                                                                                                                         76,135,490
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 33

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLOATING RATE DAILY ACCESS FUND                                            COUNTRY    PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
a SENIOR FLOATING RATE INTERESTS (CONTINUED)
  TOBACCO 0.8%
  Commonwealth Brands Inc., Term Loan B, 7.75%, 12/22/12 .....................     United States     $  5,284,445    $    5,310,286
  Reynolds American Inc., Term Loan B, 7.188 - 7.313%, 5/31/12 ...............     United States       14,300,000        14,348,763
                                                                                                                     --------------
                                                                                                                         19,659,049
                                                                                                                     --------------
  WHOLESALE DISTRIBUTORS 0.2%
  Interline Brands,
     Delayed Draw Term Loan, 7.21 - 7.26%, 6/23/13 ...........................     United States        2,265,765         2,269,187
     Term Loan B, 7.26%, 6/23/13 .............................................     United States        1,742,897         1,745,528
                                                                                                                     --------------
                                                                                                                          4,014,715
                                                                                                                     --------------
  WIRELESS COMMUNICATIONS 0.4%
  Nextel Partners Inc., Term Loan D, 6.85%, 5/31/12 ..........................     United States        9,347,507         9,319,745
                                                                                                                     --------------
  TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,172,236,418) .................                                        2,171,836,194
                                                                                                                     --------------

                                                                                                  ---------------
                                                                                                  SHARES/WARRANTS
                                                                                                  ---------------
  COMMON STOCKS AND WARRANTS 0.1%
  COMMERCIAL PRINTING/FORMS 0.0%g
h Vertis Holdings Inc., wts., 6/30/11 ........................................     United States           39,812                --
                                                                                                                     --------------
  STEEL 0.1%
h Copperweld Holding Co., B, Escrow ..........................................     United States            1,741           967,456
                                                                                                                     --------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $967,456) ...........................                                              967,456
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $2,173,203,874) ..........................                                        2,172,803,650
                                                                                                                     --------------
  SHORT TERM INVESTMENT (COST $257,340,714) 11.0%
  MONEY MARKET FUND 11.0%
i Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .......     United States      257,340,714       257,340,714
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $2,430,544,588) 104.2% .............................                                        2,430,144,364
  OTHER ASSETS, LESS LIABILITIES (4.2)% ......................................                                          (98,268,934)
                                                                                                                     --------------
  NET ASSETS 100.0% ..........................................................                                       $2,331,875,430
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 61.

a     The coupon rate shown represents the rate at period end.

b     Security purchased on a when-issued or delayed delivery basis.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     See Note 5 regarding other considerations.

e     See Note 4 regarding unfunded loan commitments.

f     Defaulted security.

g     Rounds to less than 0.1% of net assets.

h     Non-income producing for the twelve months ended July 31, 2006.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MORTGAGE-BACKED SECURITIES 48.1%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 5.4%
  FHLMC, 3.53%, 12/01/33 .........................................................................     $ 3,546,113     $  3,535,401
  FHLMC, 4.337%, 12/01/34 ........................................................................       1,660,603        1,602,353
  FHLMC, 4.438%, 9/01/33 .........................................................................         286,120          277,239
  FHLMC, 4.469%, 8/01/34 .........................................................................       7,647,836        7,581,973
                                                                                                                       ------------
                                                                                                                         12,996,966
                                                                                                                       ------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.7%
  FHLMC Gold 15 Year, 5.00%, 10/01/17 ............................................................         453,216          440,651
  FHLMC Gold 15 Year, 7.00%, 3/01/07 - 9/01/13 ...................................................         477,860          489,085
  FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ..................................................       2,735,825        2,923,273
  FHLMC Gold 30 Year, 9.50%, 3/01/21 - 3/01/21 ...................................................         147,366          153,309
                                                                                                                       ------------
                                                                                                                          4,006,318
                                                                                                                       ------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 26.8%
  FNMA, 3.253%,5/01/34 ...........................................................................       4,454,689        4,406,073
  FNMA, 3.451%,3/01/34 ...........................................................................         505,809          502,645
  FNMA, 3.501%,4/01/34 ...........................................................................       1,192,823        1,137,728
  FNMA, 3.918%,1/01/35 ...........................................................................         620,581          612,933
  FNMA, 3.93%, 3/01/33 ...........................................................................         284,263          270,449
  FNMA, 4.029%,12/01/34 ..........................................................................       4,636,599        4,576,527
  FNMA, 4.058%,8/01/34 ...........................................................................       5,257,169        5,241,445
  FNMA, 4.087%,4/01/35 ...........................................................................         507,880          497,155
  FNMA, 4.149%,6/01/33 ...........................................................................         752,123          739,282
  FNMA, 4.205%,11/01/34 ..........................................................................       1,726,955        1,734,800
  FNMA, 4.224%,6/01/34 ...........................................................................       2,505,835        2,418,004
  FNMA, 4.233%,12/01/33 ..........................................................................         665,185          652,588
  FNMA, 4.259%,4/01/33 ...........................................................................       1,150,732        1,137,726
  FNMA, 4.272%,4/01/33 ...........................................................................       3,932,031        3,878,532
  FNMA, 4.317%,9/01/33 ...........................................................................       5,288,560        5,038,267
  FNMA, 4.335%,1/01/33 ...........................................................................         760,645          754,021
  FNMA, 4.356%,2/01/34 ...........................................................................       3,822,944        3,743,886
  FNMA, 4.397%,2/01/35 ...........................................................................       5,908,905        5,832,596
  FNMA, 4.50%, 12/01/32 ..........................................................................         191,158          191,777
  FNMA, 4.501%,8/01/34 ...........................................................................       5,335,490        5,171,291
  FNMA, 4.644%,7/01/34 ...........................................................................       3,432,258        3,364,543
  FNMA, 4.65%, 1/01/33 ...........................................................................          71,424           71,695
  FNMA, 4.821%,3/01/33 ...........................................................................       4,023,690        4,015,944
  FNMA, 4.84%, 9/01/32 ...........................................................................         103,853          103,381
  FNMA, 4.854%,10/01/33 ..........................................................................         666,029          659,082
  FNMA, 4.917%,11/01/32 ..........................................................................       5,668,178        5,546,724
  FNMA, 5.009%,8/01/33 - 9/01/34 .................................................................       1,918,929        1,927,135
                                                                                                                       ------------
                                                                                                                         64,226,229
                                                                                                                       ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.5%
  FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 ........................................................         870,992          834,267
  FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 .........................................................       4,608,602        4,493,160
  FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 ........................................................       5,101,072        5,063,442


                                        Quarterly Statements of Investments | 35

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                            PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MORTGAGE-BACKED SECURITIES (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
FNMA 15 Year, 5.50%, 2/01/21 .....................................................................     $ 6,885,359     $  6,814,640
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 ...........................................................       4,513,970        4,559,819
FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 .........................................................       1,459,522        1,475,376
FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 ...........................................................         727,285          743,563
FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 ..........................................................         289,324          298,782
FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 ..........................................................         436,106          459,052
FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 ...........................................................         520,627          564,354
                                                                                                                       ------------
                                                                                                                         25,306,455
                                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.7%
GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 .....................................................       1,100,129        1,120,335
GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 ....................................................         320,786          335,177
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ......................................................       1,189,615        1,166,498
GNMA I SF 30 Year, 6.00%, 3/15/33 ................................................................         321,342          322,069
GNMA I SF 30 Year, 7.50%, 12/15/06 - 11/15/16 ....................................................         477,736          481,861
GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 .....................................................         163,701          171,868
GNMA I SF 30 Year, 8.50%, 7/15/08 - 1/15/17 ......................................................         158,815          165,531
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ......................................................         738,443          791,637
GNMA II SF 30 Year, 5.00%, 9/20/33 ...............................................................       3,272,004        3,115,710
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 ...................................................         946,389          979,102
GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 ....................................................         133,402          142,472
GNMA II SF 30 Year, 9.50%, 6/20/16 ...............................................................          79,143           85,243
                                                                                                                       ------------
                                                                                                                          8,877,503
                                                                                                                       ------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $117,341,558) .............................................                      115,413,471
                                                                                                                       ------------
U.S. GOVERNMENT AND AGENCY SECURITIES 50.1%
FHLB, 4.625%, 11/21/08 ...........................................................................      12,000,000       11,847,828
FHLMC, 4.125%, 7/12/10 ...........................................................................       4,500,000        4,322,758
FNMA,
    3.00%, 8/15/07 ...............................................................................      11,000,000       10,740,950
    3.125%, 12/15/07 .............................................................................       3,000,000        2,914,125
    4.125%, 5/15/10 ..............................................................................      17,000,000       16,359,423
    4.25%, 9/15/07 ...............................................................................       1,000,000          988,147
    4.25%, 5/15/09 ...............................................................................       7,000,000        6,833,652
    5.375%, 11/15/11 .............................................................................       1,300,000        1,307,682
    7.25%, 1/15/10 ...............................................................................       3,000,000        3,190,902
U.S. Treasury Note,
    3.00%, 2/15/08 ...............................................................................      12,000,000       11,646,564
    3.125%, 4/15/09 ..............................................................................      21,000,000       20,057,478
    3.375%, 11/15/08 .............................................................................      20,500,000       19,812,143
    3.375%, 9/15/09 ..............................................................................       5,000,000        4,779,105
    6.50%, 2/15/10 ...............................................................................       5,000,000        5,253,520
                                                                                                                       ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $123,055,534) ..................................                      120,054,277
                                                                                                                       ------------
TOTAL LONG TERM INVESTMENTS (COST $240,397,092) ..................................................                      235,467,748
                                                                                                                       ------------


36 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $3,875,914) 1.6%
  MONEY MARKET FUND 1.6%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ...........................       3,875,914     $  3,875,914
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $244,273,006) 99.8% ....................................................                      239,343,662
  OTHER ASSETS, LESS LIABILITIES 0.2% ............................................................                          524,257
                                                                                                                       ------------
  NET ASSETS 100.0% ..............................................................................                     $239,867,919
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 61.

a     The coupon rate shown represents the rate at period end.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 37

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOW DURATION TOTAL RETURN FUND                                   COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 90.8%
  CORPORATE BONDS 9.7%
  COMMUNICATIONS 0.9%
b AT&T Inc., FRN, 5.38%, 11/14/08 .......................................       United States           100,000         $   100,310
                                                                                                                        -----------
  CONSUMER DURABLES 0.4%
  Ford Motor Credit Co., 5.625%, 10/01/08 ...............................       United States            50,000              46,980
                                                                                                                        -----------
  CONSUMER NON-DURABLES 0.9%
  Tyson Foods Inc., senior note, 7.25%, 10/01/06 ........................       United States           100,000             100,162
                                                                                                                        -----------
  CONSUMER SERVICES 0.9%
b Cox Communications Inc., FRN, 5.869%, 12/14/07 ........................       United States           100,000             100,528
                                                                                                                        -----------
  FINANCE 2.0%
b General Electric Capital Corp., FRN, 5.62%, 10/21/10 ..................       United States            18,000              18,051
  HSBC Finance Corp., 4.125%, 3/11/08 ...................................       United States           100,000              98,049
b Wells Fargo & Co., FRN, 5.34%, 3/10/08 ................................       United States           100,000             100,101
                                                                                                                        -----------
                                                                                                                            216,201
                                                                                                                        -----------
  NON-ENERGY MINERALS 0.4%
  Weyerhaeuser Co., 6.125%, 3/15/07 .....................................       United States            39,000              39,045
                                                                                                                        -----------
  PROCESS INDUSTRIES 0.7%
  Bunge Ltd. Finance Corp., 4.375%, 12/15/08 ............................       United States            75,000              72,792
                                                                                                                        -----------
  TRANSPORTATION 0.9%
  Union Pacific Corp., 6.70%, 12/01/06 ..................................       United States           100,000             100,325
                                                                                                                        -----------
  UTILITIES 2.6%
  CenterPoint Energy Inc., senior note, B, 5.875%, 6/01/08 ..............       United States           100,000             100,218
  FirstEnergy Corp., 5.50%, 11/15/06 ....................................       United States            30,000              29,991
  PSEG Funding Trust, 5.381%, 11/16/07 ..................................       United States            50,000              49,805
  Public Service Electric and Gas Co., 4.00%, 11/01/08 ..................       United States           100,000              96,781
                                                                                                                        -----------
                                                                                                                            276,795
                                                                                                                        -----------
  TOTAL CORPORATE BONDS (COST $1,061,899) ...............................                                                 1,053,138
                                                                                                                        -----------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES 7.2%
  FINANCE 7.2%
  Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6, 1A3,
    3.34%, 5/25/26 ......................................................       United States            82,281              80,670
b Countrywide Asset-Backed Certificates,
     2001-BC3, A, FRN, 5.865%, 12/25/31 .................................       United States             6,323               6,329
     2002-3, 1A1, FRN, 5.755%, 5/25/32 ..................................       United States             1,795               1,797
b First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF8, A2B,
    FRN, 5.655%, 10/25/34 ...............................................       United States            41,918              41,991
  FNMA, G93-33, K, 7.00%, 9/25/23 .......................................       United States            22,976              23,815
b Merrill Lynch Mortgage Investors Trust, 2005-WMC1, A2B, FRN,
    5.605%, 9/25/35 .....................................................       United States            99,454              99,570
  New Century Home Equity Loan Trust, 2003-5, AI3, 3.56%,
    11/25/33 ............................................................       United States            21,572              21,473
  Popular ABS Mortgage Pass-Through Trust, 2004-4, AF3, 3.856%,
    9/25/34 .............................................................       United States           150,000             148,195


38 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOW DURATION TOTAL RETURN FUND                                   COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
  FINANCE (CONTINUED)
b Residential Asset Securities Corp., 2000-KS2, AII, FRN, 5.885%,
    3/25/30 .............................................................       United States           175,774         $   175,930
  Residential Funding Mortgage Securities I, 2003-HS3, AI2, 3.15%,
    7/25/18 .............................................................       United States            52,320              51,437
  Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%,
    2/25/34 .............................................................       United States            26,761              26,509
c Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%,
    6/16/08 .............................................................       United States           100,000              98,954
                                                                                                                        -----------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (COST $778,371) ..........................................                                                   776,670
                                                                                                                        -----------
  MORTGAGE-BACKED SECURITIES 27.7%
b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 3.0%
  FHLMC, 4.318%, 10/01/33 ...............................................       United States           152,019             149,039
  FHLMC, 4.337%, 12/01/34 ...............................................       United States           187,195             180,628
                                                                                                                        -----------
                                                                                                                            329,667
                                                                                                                        -----------
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 22.7%
  FNMA, 3.451%,3/01/34 ..................................................       United States            91,951              91,376
  FNMA, 3.501%,4/01/34 ..................................................       United States            58,072              55,389
  FNMA, 3.918%,1/01/35 ..................................................       United States            59,653              58,917
  FNMA, 4.029%,12/01/34 .................................................       United States            55,318              54,602
  FNMA, 4.058%,8/01/34 ..................................................       United States            81,171              80,928
  FNMA, 4.087%,4/01/35 ..................................................       United States            89,183              87,299
  FNMA, 4.205%,11/01/34 .................................................       United States           208,655             209,603
  FNMA, 4.224%,6/01/34 ..................................................       United States            92,709              89,460
  FNMA, 4.233%,12/01/33 .................................................       United States           156,587             153,621
  FNMA, 4.259%,4/01/33 ..................................................       United States            51,144              50,566
  FNMA, 4.272%,4/01/33 ..................................................       United States           330,628             326,130
  FNMA, 4.335%,1/01/33 ..................................................       United States            58,720              58,209
  FNMA, 4.356%,2/01/34 ..................................................       United States            98,304              96,271
  FNMA, 4.397%,2/01/35 ..................................................       United States           215,848             213,061
  FNMA, 4.50%, 12/01/32 .................................................       United States            28,298              28,390
  FNMA, 4.501%,8/01/34 ..................................................       United States           166,364             161,244
  FNMA, 4.552%,5/01/33 ..................................................       United States            55,065              53,925
  FNMA, 4.644%,7/01/34 ..................................................       United States            84,792              83,119
  FNMA, 4.821%,3/01/33 ..................................................       United States           168,112             167,789
  FNMA, 5.009%,8/01/33 ..................................................       United States           189,514             190,053
  FNMA, 5.298%,11/01/32 .................................................       United States           147,426             146,174
                                                                                                                        -----------
                                                                                                                          2,456,126
                                                                                                                        -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.9%
  FNMA 30 Year, 9.00%, 12/01/20 .........................................       United States            90,253              92,654
                                                                                                                        -----------
b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 1.1%
  GNMA, 4.75%, 8/20/26 - 9/20/26 ........................................       United States            77,611              77,761
  GNMA, 5.375%, 4/20/26 .................................................       United States            44,246              44,256
                                                                                                                        -----------
                                                                                                                            122,017
                                                                                                                        -----------
 TOTAL MORTGAGE-BACKED SECURITIES (COST $3,043,676) .....................                                                 3,000,464
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 41.0%
    FHLB,
       2.75%, 12/15/06 ..................................................       United States           200,000         $   197,991
       4.625%, 11/21/08 .................................................       United States           250,000             246,830
    FHLMC,
       4.00%, 8/17/07 ...................................................       United States           300,000             295,907
       4.375%, 11/16/07 .................................................       United States           300,000             296,471
       4.875%, 2/17/09 ..................................................       United States           300,000             297,816
       5.125%, 4/18/08 ..................................................       United States           300,000             299,316
    FNMA,
       3.25%, 1/15/08 ...................................................       United States           250,000             242,938
       7.125%, 6/15/10 ..................................................       United States           200,000             213,060
       7.25%, 1/15/10 ...................................................       United States           200,000             212,727
    U.S. Treasury Note,
       3.00%, 2/15/08 ...................................................       United States           600,000             582,328
       3.375%, 2/15/08 ..................................................       United States         1,600,000           1,561,376
                                                                                                                        -----------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $4,494,736) .................................................                                                 4,446,760
                                                                                                                        -----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 5.2%
    European Investment Bank, 2.125%, 9/20/07 ...........................           Japan             1,000,000 JPY           8,874
b,d Government of Argentina, FRN, 4.889%, 8/03/12 .......................         Argentina              30,000              24,675
    Government of Indonesia,
       11.50%, 9/15/19 ..................................................         Indonesia         165,000,000 IDR          17,484
       14.00%, 6/15/09 ..................................................         Indonesia         475,000,000 IDR          55,491
    Government of Malaysia,
       6.45%, 7/01/08 ...................................................         Malaysia              250,000 MYR          71,256
       8.60%, 12/01/07 ..................................................         Malaysia               40,000 MYR          11,572
    Government of Norway, 6.75%, 1/15/07 ................................          Norway               215,000 NOK          35,448
    Government of Poland,
       5.75%, 9/23/22 ...................................................          Poland                50,000 PLN          16,074
       8.50%, 11/12/06 ..................................................          Poland               145,000 PLN          47,530
       8.50%, 5/12/07 ...................................................          Poland                65,000 PLN          21,713
    Government of Singapore,
       2.625%, 10/01/07 .................................................         Singapore              20,000 SGD          12,647
       4.00%, 3/01/07 ...................................................         Singapore              20,000 SGD          12,758
    Government of Sweden, 8.00%, 8/15/07 ................................          Sweden               505,000 SEK          73,637
    Government of Thailand, 8.00%, 12/08/06 .............................         Thailand            1,600,000 THB          42,677
    Inter-American Development Bank, 9.00%, 1/04/07 .....................       Supranational           600,000 ISK           8,098
    KfW Bankengruppe, senior note, E, 8.25%, 9/20/07 ....................          Germany              800,000 ISK          10,632
    Korea Treasury Note, 3.75%, 9/10/07 .................................        South Korea         95,000,000 KRW          98,331
                                                                                                                        -----------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $536,172) ...................................................                                                   568,897
                                                                                                                        -----------
    TOTAL LONG TERM INVESTMENTS (COST $9,914,854) .......................                                                 9,845,929
                                                                                                                        -----------


40 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 11.0%
    FOREIGN GOVERNMENT SECURITIES 1.2%
  e Egypt Treasury Bill, 11/21/06 - 2/20/07 .............................           Egypt               100,000 EGP     $    16,772
    Government of Austria, 9.00%, 9/15/06 ...............................          Austria              400,000 ISK           5,473
    Government of Italy, 0.375%, 10/10/06 ...............................           Italy             2,000,000 JPY          17,456
  e Norwegian Treasury Bill, 3/21/07 ....................................          Norway               175,000 NOK          27,798
  e Thailand Treasury Bill, 4/19/07 - 5/03/07 ...........................         Thailand            2,275,000 THB          57,879
                                                                                                                        -----------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $126,771) .................                                                   125,378
                                                                                                                        -----------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $49,797) 0.5%
e,f U.S. Treasury Bill, 8/31/06 .........................................       United States            50,000              49,799
                                                                                                                        -----------
    TOTAL INVESTMENTS BEFORE MONEY FUND (COST $10,091,422) ..............                                                10,021,106
                                                                                                                        -----------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
    MONEY MARKET FUND (COST $1,005,003) 9.3%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio,
      5.00% .............................................................       United States         1,005,003           1,005,003
                                                                                                                        -----------
    TOTAL INVESTMENTS (COST $11,096,425) 101.8% .........................                                                11,026,109
    NET UNREALIZED GAIN ON FORWARD EXCHANGE
      CONTRACTS (0.0)%h .................................................                                                      (306)
    OTHER ASSETS, LESS LIABILITIES (1.8)% ...............................                                                  (190,065)
                                                                                                                        -----------
    NET ASSETS 100.0% ...................................................                                               $10,835,738
                                                                                                                        ===========

See Currency and Selected Portfolio Abbreviations on page 61.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006 the value of this security was $98,954, representing 0.91% of net assets.

d The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

e     The security is traded on a discount basis with no stated coupon rate.

f     On deposit with broker for initial margin on futures contracts.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 41

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL RETURN FUND                                                         COUNTRY            SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 84.0%
  COMMON STOCKS 9.4%
  ENERGY MINERALS 1.9%
  Chesapeake Energy Corp. ..................................................     United States            4,200         $   138,180
  Devon Energy Corp. .......................................................     United States            2,500             161,600
  Exxon Mobil Corp. ........................................................     United States            1,500             101,610
a Newfield Exploration Co. .................................................     United States            4,600             213,348
  Occidental Petroleum Corp. ...............................................     United States            1,700             183,175
  Peabody Energy Corp. .....................................................     United States            2,800             139,720
                                                                                                                        -----------
                                                                                                                            937,633
                                                                                                                        -----------
  INDUSTRIAL SERVICES 1.5%
  ENSCO International Inc. .................................................     United States            2,000              92,440
a Nabors Industries Ltd. ...................................................        Bermuda               3,100             109,492
  Noble Corp. ..............................................................     United States            1,600             114,800
  Schlumberger Ltd. ........................................................     United States            3,300             220,605
a Weatherford International Ltd. ...........................................        Bermuda               4,450             208,438
                                                                                                                        -----------
                                                                                                                            745,775
                                                                                                                        -----------
  NON-ENERGY MINERALS 1.2%
  Alcoa Inc. ...............................................................     United States            2,800              83,860
  Barrick Gold Corp. .......................................................        Canada                3,600             110,880
  Freeport-McMoRan Copper & Gold Inc., B ...................................     United States            2,300             125,488
  Phelps Dodge Corp. .......................................................     United States            1,900             165,946
  United States Steel Corp. ................................................     United States            1,500              94,605
                                                                                                                        -----------
                                                                                                                            580,779
                                                                                                                        -----------
  PROCESS INDUSTRIES 0.2%
  The Dow Chemical Co. .....................................................     United States            3,400             117,572
                                                                                                                        -----------
  REAL ESTATE INVESTMENT TRUSTS 4.6%
  AvalonBay Communities Inc. ...............................................     United States            2,300             268,916
  Boston Properties Inc. ...................................................     United States            2,700             265,140
  Kimco Realty Corp. .......................................................     United States            6,400             251,136
  LaSalle Hotel Properties .................................................     United States            5,400             223,074
  ProLogis .................................................................     United States            5,989             331,491
  Public Storage Inc. ......................................................     United States            3,000             240,870
  Regency Centers Corp. ....................................................     United States            3,300             211,596
  Simon Property Group Inc. ................................................     United States            2,600             222,378
  Vornado Realty Trust .....................................................     United States            2,400             250,920
                                                                                                                        -----------
                                                                                                                          2,265,521
                                                                                                                        -----------
  TOTAL COMMON STOCKS (COST $3,339,658) ....................................                                              4,647,280
                                                                                                                        -----------

                                                                                                  ------------------
                                                                                                  PRINCIPAL AMOUNT b
                                                                                                  ------------------
  CORPORATE BONDS 2.1%
  COMMERCIAL SERVICES 0.1%
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ....................     United States           50,000              54,125
                                                                                                                        -----------


42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                                       COUNTRY       PRINCIPAL AMOUNT b       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMUNICATIONS 0.3%
  c Intelsat Bermuda Ltd., senior note, FRN, 10.484%, 1/15/12 ..............        Bermuda              50,000         $    51,000
    Qwest Communications International Inc., senior note, 7.50%, 2/15/14 ...     United States           50,000              49,250
  c Rogers Wireless Communications Inc., senior secured note, FRN, 8.454%,
     12/15/10 ..............................................................        Canada               50,000              51,500
                                                                                                                        -----------
                                                                                                                            151,750
                                                                                                                        -----------
    CONSUMER DURABLES 0.1%
    General Motors Acceptance Corp., 6.875%, 9/15/11 .......................     United States           50,000              48,466
                                                                                                                        -----------
    CONSUMER NON-DURABLES 0.2%
    Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ....................     United States           50,000              51,250
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ................     United States           50,000              37,875
                                                                                                                        -----------
                                                                                                                             89,125
                                                                                                                        -----------
    CONSUMER SERVICES 0.4%
    CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .....................     United States           50,000              50,562
    Liberty Media Corp., senior note, 5.70%, 5/15/13 .......................     United States           50,000              46,593
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .................     United States           50,000              45,813
    MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ..........................     United States           50,000              47,437
                                                                                                                        -----------
                                                                                                                            190,405
                                                                                                                        -----------
    ELECTRONIC TECHNOLOGY 0.1%
  d Solectron Global Finance Ltd., senior sub. note, 144A, 8.00%, 3/15/16 ..     United States           50,000              48,688
                                                                                                                        -----------
    ENERGY MINERALS 0.1%
    Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...................     United States           50,000              46,188
                                                                                                                        -----------
    HEALTH SERVICES 0.1%
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...............        Germany              50,000              50,000
                                                                                                                        -----------
    INDUSTRIAL SERVICES 0.1%
    Allied Waste North America Inc., senior secured note, B, 5.75%,
      2/15/11 ..............................................................     United States           50,000              47,500
                                                                                                                        -----------
    NON-ENERGY MINERALS 0.1%
c,d Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ........................        Canada               50,000              48,625
                                                                                                                        -----------
    PROCESS INDUSTRIES 0.2%
    Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 .......        Canada               50,000              45,937
    BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ..........     United States           40,000              43,150
                                                                                                                        -----------
                                                                                                                             89,087
                                                                                                                        -----------
    PRODUCER MANUFACTURING 0.1%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 .....................     United States           50,000              52,937
                                                                                                                        -----------
    REAL ESTATE INVESTMENT TRUST 0.1%
    Host Marriott LP, senior note, 9.25%, 10/01/07 .........................     United States           50,000              51,875
                                                                                                                        -----------
    UTILITIES 0.1%
    TXU Corp., senior note, 5.55%, 11/15/14 ................................     United States           50,000              45,924
                                                                                                                        -----------
    TOTAL CORPORATE BONDS (COST $1,056,732) ................................                                              1,014,695
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 43

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL RETURN FUND                                                         COUNTRY       PRINCIPAL AMOUNT b       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT SECURITIES 63.9%
  GOVERNMENT BONDS 63.9%
e U.S. Treasury Bond, Index Linked,
     3.50%, 1/15/11 ........................................................     United States          581,655         $   609,943
     2.00%, 7/15/14 ........................................................     United States        1,074,120           1,042,862
e U.S. Treasury Note, Index Linked,
     3.375%, 1/15/07 .......................................................     United States        3,322,592           3,328,433
     3.625%, 1/15/08 .......................................................     United States        2,130,508           2,164,713
     3.875%, 1/15/09 .......................................................     United States        2,716,032           2,812,367
     4.25%, 1/15/10 ........................................................     United States          722,046             767,626
     0.875%, 4/15/10 .......................................................     United States        7,053,684           6,677,582
     2.375%, 4/15/11 .......................................................     United States        4,590,270           4,590,275
     3.00%, 7/15/12 ........................................................     United States        2,252,140           2,329,469
     1.875%, 7/15/13 .......................................................     United States        2,314,998           2,238,043
     2.00%, 1/15/14 ........................................................     United States        3,944,736           3,835,948
     1.625%, 1/15/15 .......................................................     United States        1,060,340             997,466
                                                                                                                        -----------
  TOTAL U.S. GOVERNMENT SECURITIES (COST $32,102,638) ......................                                             31,394,727
                                                                                                                        -----------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.6%
  Government of Norway, 6.75%, 1/15/07 .....................................        Norway            1,965,000 NOK         323,982
  Government of Singapore,
      1.75%, 2/01/07 .......................................................       Singapore          2,900,000 SGD       1,828,616
      4.00%, 3/01/07 .......................................................       Singapore            275,000 SGD         175,424
  Government of Sweden, 8.00%, 8/15/07 .....................................        Sweden            8,145,000 SEK       1,187,671
  Government of Thailand, 8.00%, 12/08/06 ..................................       Thailand           2,050,000 THB          54,680
  Korea Treasury Note, 3.75%, 9/10/07 ......................................      South Korea       625,000,000 KRW         646,916
                                                                                                                        -----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $4,024,735) .........                                              4,217,289
                                                                                                                        -----------
  TOTAL LONG TERM INVESTMENTS (COST $40,523,763) ...........................                                             41,273,991
                                                                                                                        -----------
  SHORT TERM INVESTMENTS 15.6%
  FOREIGN GOVERNMENT SECURITIES 3.5%
f Canada Treasury Bill, 12/28/06 - 4/19/07 .................................        Canada              975,000 CAD         843,905
f Norwegian Treasury Bill, 3/21/07 .........................................        Norway              510,000 NOK          81,013
f Swedish Treasury Bill, 9/20/06 ...........................................        Sweden            1,850,000 SEK         255,650
f Thailand Treasury Bill, 1/18/07 ..........................................       Thailand          22,000,000 THB         567,835
                                                                                                                        -----------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $1,698,797) ....................                                              1,748,403
                                                                                                                        -----------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
    (COST $42,222,560) .....................................................                                             43,022,394
                                                                                                                        -----------


44 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL RETURN FUND                                                         COUNTRY       PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  REPURCHASE AGREEMENT (COST $5,936,071) 12.1%
g Joint Repurchase Agreement, 5.247%, 8/01/06
    (Maturity Value $5,936,936) ............................................     United States        5,936,071         $ 5,936,071
     ABN AMRO Bank, N.V., New York Branch (Maturity Value $540,796)
     Banc of America Securities LLC (Maturity Value $540,796)
     Barclays Capital Inc. (Maturity Value $540,796)
     Bear, Stearns & Co. Inc. (Maturity Value $540,796)
     BNP Paribas Securities Corp. (Maturity Value $540,796)
     Deutsche Bank Securities Inc. (Maturity Value $540,796)
     Greenwich Capital Markets Inc. (Maturity Value $540,796)
     Lehman Brothers Inc. (Maturity Value $528,976)
     Merrill Lynch Government Securities Inc. (Maturity Value $540,796)
     Morgan Stanley & Co. Inc. (Maturity Value $540,796)
     UBS Securities LLC (Maturity Value $540,796)
      Collateralized by U.S. Government Agency Securities, 2.625 - 7.00%,
       8/15/06 - 5/15/13; fU.S. Government Agency Discount Notes,
       9/22/06; and U.S. Treasury Notes, 2.375 - 4.875%, 1/15/11 - 4/05/11
                                                                                                                        -----------
  TOTAL INVESTMENTS (COST $48,158,631) 99.6% ...............................                                             48,958,465
  OTHER ASSETS, LESS LIABILITIES 0.4% ......................................                                                202,994
                                                                                                                        -----------
  NET ASSETS 100.0% ........................................................                                            $49,161,459
                                                                                                                        ===========

See Currency and Selected Portfolio Abbreviations on page 61.

a     Non-income producing for the twelve months ended July 31, 2006.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c     The coupon rate shown represents the rate at period end.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $97,313, representing 0.20% of net assets.

e     Principal amount of security is adjusted for inflation.

f     The security is traded on a discount basis with no stated coupon rate.

g Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2006, all repurchase agreements had been entered into on that date.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 45

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 112.2%
  CORPORATE BONDS 19.9%
  COMMERCIAL SERVICES 0.1%
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .............      United States             100,000         $      108,250
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..............      United States             100,000                102,000
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ........      United States             200,000                199,000
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ...............      United States             100,000                 98,750
  United Rentals North America Inc., senior sub. note, 7.75%,
    11/15/13 ........................................................      United States             200,000                191,500
                                                                                                                     --------------
                                                                                                                            699,500
                                                                                                                     --------------
  COMMUNICATIONS 2.2%
b AT&T Inc., FRN, 5.38%, 11/14/08 ...................................      United States           1,000,000              1,003,104
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
    11/01/12 ........................................................      United States             100,000                107,000
  Embarq Corp., senior note, 7.082%, 6/01/16 ........................      United States           2,500,000              2,520,402
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
    10.375% thereafter, 11/15/12 ....................................     United Kingdom             200,000                172,000
  Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 ................         Bermuda                200,000                196,500
  Millicom International Cellular SA, senior note, 10.00%,
    12/01/13 ........................................................       Luxembourg               100,000                107,500
  New Cingular Wireless Services Inc., senior note, 8.125%,
    5/01/12 .........................................................      United States             400,000                443,761
  Qwest Communications International Inc., senior note, 7.50%,
    2/15/14 .........................................................      United States             200,000                197,000
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ........         Canada                 100,000                101,750
  Telecom Italia Capital,
     4.95%, 9/30/14 .................................................       Luxembourg             1,500,000              1,362,765
     senior note, 7.20%, 7/18/36 ....................................       Luxembourg             1,500,000              1,537,905
  Verizon New York Inc., senior deb.,
     7.375%, 4/01/32 ................................................      United States           1,000,000              1,013,740
     A, 6.875%, 4/01/12 .............................................      United States           4,700,000              4,823,784
  Verizon Virginia Inc., A, 4.625%, 3/15/13 .........................      United States           1,000,000                909,223
c Wind Acquisition Finance SA, senior note, 144A, 10.75%,
    12/01/15 ........................................................          Italy                 100,000                108,250
c Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ..............      United States             100,000                104,500
                                                                                                                     --------------
                                                                                                                         14,709,184
                                                                                                                     --------------
  CONSUMER DURABLES 0.6%
c Beazer Homes USA Inc., senior note, 144A, 8.125%, 6/15/16 .........      United States             200,000                191,000
  Ford Motor Credit Co.,
     6.625%, 6/16/08 ................................................      United States             500,000                481,860
     5.625%, 10/01/08 ...............................................      United States           1,000,000                939,603
  General Motors Acceptance Corp., 6.875%, 8/28/12 ..................      United States           1,500,000              1,449,354
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..............      United States             100,000                 97,375
  KB Home, senior note,
     6.25%, 6/15/15 .................................................      United States             100,000                 88,432
     7.25%, 6/15/18 .................................................      United States             100,000                 92,029
  Phelps Dodge Corp., senior note, 8.75%, 6/01/11 ...................      United States             500,000                555,833
                                                                                                                     --------------
                                                                                                                          3,895,486
                                                                                                                     --------------


46 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER NON-DURABLES 1.2%
  The Clorox Co., senior note, 4.20%, 1/15/10 .......................      United States           1,000,000         $      958,382
c Miller Brewing Co., 144A, 5.50%, 8/15/13 ..........................      United States           1,000,000                971,742
c Reynolds American Inc., senior secured note, 144A, 7.625%
    6/01/16 .........................................................      United States             200,000                204,645
c SABMiller PLC, 144A, 6.50%, 7/01/16 ...............................      South Africa            2,200,000              2,258,859
  Smithfield Foods Inc., senior note,
     7.00%, 8/01/11 .................................................      United States             100,000                 99,250
     7.75%, 5/15/13 .................................................      United States             100,000                100,250
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ...........      United States             200,000                151,500
  Tyson Foods Inc., senior note,
     8.25%, 10/01/11 ................................................      United States           1,500,000              1,587,796
   b 6.85%, 4/01/16 .................................................      United States           1,500,000              1,482,668
                                                                                                                     --------------
                                                                                                                          7,815,092
                                                                                                                     --------------
  CONSUMER SERVICES 1.9%
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 .........      United States             100,000                101,375
c BSKYB Finance UK Ltd., senior note, 144A, 6.50%, 10/15/35 .........     United Kingdom           1,000,000                935,085
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .........      United States             200,000                199,000
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..............         Canada                 100,000                 98,000
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ..................      United States             100,000                 90,250
  CCH II LLC, senior note, 10.25%, 9/15/10 ..........................      United States             100,000                101,500
  Comcast Corp., senior note, 6.50%, 11/15/35 .......................      United States           1,000,000                960,140
c Cox Enterprises Inc., 144A, 4.375%, 5/01/08 .......................      United States             500,000                487,820
  EchoStar DBS Corp., senior note,
     6.375%, 10/01/11 ...............................................      United States             100,000                 98,000
   c 144A, 7.125%, 2/01/16 ..........................................      United States             100,000                 98,750
  Harrah's Operating Co. Inc.,
     6.50%, 6/01/16 .................................................      United States             600,000                591,619
     senior note, 5.50%, 7/01/10 ....................................      United States           1,000,000                982,172
  Liberty Media Corp.,
     3.50%, 9/25/06 .................................................      United States           1,500,000              1,501,415
     senior note, 5.70%, 5/15/13 ....................................      United States             200,000                186,370
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ............      United States             100,000                 91,625
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 .....................      United States             300,000                284,625
  News America Inc., senior deb., 7.25%, 5/18/18 ....................      United States           2,000,000              2,164,030
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ....      United States             100,000                105,750
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..................         Canada                 100,000                 98,750
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 .................      United States             200,000                183,500
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .........      United States             200,000                195,802
  Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...........      United States             100,000                 92,500
  Time Warner Inc., senior note, 6.875%, 5/01/12 ....................      United States           1,000,000              1,035,295
c Viacom Inc., senior note, 144A, 6.25%, 4/30/16 ....................      United States           2,000,000              1,942,494
                                                                                                                     --------------
                                                                                                                         12,625,867
                                                                                                                     --------------
  ELECTRONIC TECHNOLOGY 0.3%
  DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ..........      United States             100,000                100,250
c Goodrich Corp., 144A, 6.29%, 7/01/16 ..............................      United States           1,000,000              1,009,060


                                        Quarterly Statements of Investments | 47

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 .......      United States             200,000         $      192,500
  Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 ...............      United States             200,000                192,000
c Solectron Global Finance Ltd., senior sub. note, 144A, 8.00%,
    3/15/16 .........................................................      United States             200,000                194,750
                                                                                                                     --------------
                                                                                                                          1,688,560
                                                                                                                     --------------
  ENERGY MINERALS 1.0%
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ..............      United States             300,000                277,125
  Hess Corp., 7.125%, 3/15/33 .......................................      United States             500,000                532,331
c LG-Caltex Oil Corp., 144A, 5.50%, 8/25/14 .........................       South Korea            1,000,000                963,485
  Marathon Oil Corp., 5.375%, 6/01/07 ...............................      United States           1,000,000                998,076
c Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ............      United States             100,000                 97,000
  Massey Energy Co., senior note, 6.875%, 12/15/13 ..................      United States             100,000                 92,750
c Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 .......      United States             956,301                933,233
  Plains Exploration & Production Co., senior note, 7.125%,
    6/15/14 .........................................................      United States             100,000                 99,500
  Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 ............      United States             200,000                190,250
c Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
    9/15/09 .........................................................          Qatar                 526,400                506,998
  XTO Energy Inc., 6.10%, 4/01/36 ...................................      United States           2,000,000              1,893,910
                                                                                                                     --------------
                                                                                                                          6,584,658
                                                                                                                     --------------
  FINANCE 5.5%
  Bank of America Corp.,
     5.125%, 11/15/14 ...............................................      United States           1,000,000                963,180
     senior sub. note, 5.25%, 12/01/15 ..............................      United States           1,000,000                961,284
  Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 .........................      United States           1,000,000                966,524
  Charles Schwab Corp., senior note, 8.05%, 3/01/10 .................      United States             750,000                806,603
  CIT Group Inc., senior note, 5.50%, 11/30/07 ......................      United States           1,000,000                998,759
  Citigroup Inc., 5.00%, 9/15/14 ....................................      United States           1,000,000                949,803
  CNA Financial Corp.,
     6.75%, 11/15/06 ................................................      United States             375,000                376,005
     senior note, 6.45%, 1/15/08 ....................................      United States             500,000                503,067
  General Electric Capital Corp.,
   b FRN, 5.62%, 10/21/10 ...........................................      United States           1,500,000              1,504,290
     senior note, 5.00%, 1/08/16 ....................................      United States           2,000,000              1,902,538
  The Goldman Sachs Group Inc., 5.125%, 1/15/15 .....................      United States           1,000,000                948,414
c Highmark Inc., 144A, 6.80%, 8/15/13 ...............................      United States           1,000,000              1,037,785
  Household Finance Corp., 6.375%, 10/15/11 .........................      United States           2,000,000              2,065,036
  HSBC Finance Corp., 5.50%, 1/19/16 ................................      United States           1,200,000              1,163,978
  International Lease Finance Corp., 5.75%, 2/15/07 .................      United States           1,200,000              1,201,087
  JPMorgan Chase & Co., sub. note, 4.875%, 3/15/14 ..................      United States           1,500,000              1,413,598
c Kaupthing Bank, 144A, 7.125%, 5/19/16 .............................         Iceland              2,000,000              2,025,124
  Lazard Group LLC, 7.125%, 5/15/15 .................................      United States             500,000                511,039
  Merrill Lynch & Co. Inc., 5.00%, 1/15/15 ..........................      United States           1,000,000                948,079
  Morgan Stanley, sub. note, 4.75%, 4/01/14 .........................      United States           1,500,000              1,395,261


48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  FINANCE (CONTINUED)
  National Rural Utilities Cooperative Finance Corp., 7.25%,
    3/01/12 .........................................................      United States             250,000         $      268,969
c Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 ............      United States           1,200,000              1,407,838
  St. Paul Travelers Cos. Inc., 6.75%, 6/20/36 ......................      United States             800,000                821,439
c Standard Chartered Bank, 144A, 8.00%, 5/30/31 .....................     United Kingdom           1,000,000              1,201,082
  UBS Paine Webber Group Inc., senior note, 6.55%, 4/15/08 ..........      United States             150,000                152,607
  USB Capital IX, 6.189%, Perpetual .................................      United States           2,000,000              1,985,362
  Wachovia Capital Trust III, 5.80%, Perpetual ......................      United States           2,000,000              1,969,560
  Washington Mutual Bank, 5.65%, 8/15/14 ............................      United States             900,000                878,172
  Washington Mutual Financial Corp., 6.875%, 5/15/11 ................      United States           2,155,000              2,271,963
  Wells Fargo Bank National Assn., sub. note, 5.75%, 5/16/16 ........      United States           2,000,000              1,996,764
                                                                                                                     --------------
                                                                                                                         35,595,210
                                                                                                                     --------------
  HEALTH SERVICES 0.4%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 .....................      United States             100,000                 96,125
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..........         Germany                100,000                100,000
  HCA Inc.,
     6.50%, 2/15/16 .................................................      United States             100,000                 80,125
     senior note, 8.75%, 9/01/10 ....................................      United States             100,000                101,000
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .............      United States             200,000                172,500
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
    10/01/14 ........................................................      United States             200,000                194,500
  WellPoint Inc., 5.00%, 1/15/11 ....................................      United States           2,000,000              1,952,862
                                                                                                                     --------------
                                                                                                                          2,697,112
                                                                                                                     --------------
  HEALTH TECHNOLOGY 0.2%
  Wyeth, senior note, 6.50%, 2/01/34 ................................      United States           1,000,000              1,029,293
                                                                                                                     --------------
  INDUSTRIAL SERVICES 0.2%
  Allied Waste North America Inc., senior secured note, B, 5.75%,
    2/15/11 .........................................................      United States             100,000                 95,000
  Copano Energy LLC, senior note, 8.125%, 3/01/16 ...................      United States             100,000                101,000
  El Paso Corp., senior note, 7.875%, 6/15/12 .......................      United States             200,000                205,500
  Hanover Compressor Co., senior note, 7.50%, 4/15/13 ...............      United States             100,000                100,000
  Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ........      United States             200,000                186,000
  Waste Management Inc., 6.50%, 11/15/08 ............................      United States             500,000                509,110
                                                                                                                     --------------
                                                                                                                          1,196,610
                                                                                                                     --------------
  NON-ENERGY MINERALS 0.5%
  Lafarge SA, 6.50%, 7/15/16 ........................................         France               2,000,000              2,012,416
c Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ...................         Canada                 200,000                194,500
  Weyerhaeuser Co., 6.75%, 3/15/12 ..................................      United States           1,000,000              1,032,525
                                                                                                                     --------------
                                                                                                                          3,239,441
                                                                                                                     --------------
  PROCESS INDUSTRIES 0.9%
  Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
    4/01/15 .........................................................         Canada                 100,000                 91,875
  Albemarle Corp., 5.10%, 2/01/15 ...................................      United States             150,000                139,370


                                        Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                         COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    PROCESS INDUSTRIES (CONTINUED)
  c Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ...............         Germany                100,000         $       97,625
    BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ...      United States             200,000                215,750
    Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ....      United States             100,000                 95,750
    Bunge Ltd. Finance Corp., senior note, 5.875%, 5/15/13 ..........      United States           1,500,000              1,471,653
  c Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 .........      United States             100,000                 99,125
    Graphic Packaging International Corp., senior note, 8.50%,
      8/15/11 .......................................................      United States             100,000                101,000
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...............         Ireland                100,000                 91,750
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ...................      United States             200,000                203,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 ......................................................      United States             200,000                188,500
    Rhodia SA, senior note, 10.25%, 6/01/10 .........................         France                 200,000                217,500
    RPM International Inc., 6.25%, 12/15/13 .........................      United States           1,000,000                985,949
  c RPM U.K. G.P., 144A, 6.70%, 11/01/15 ............................      United States           1,000,000              1,007,734
c,d Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
      8/01/14 .......................................................      United States             100,000                100,500
  c Yara International ASA, 144A, 5.25%, 12/15/14 ...................         Norway               1,000,000                940,868
                                                                                                                     --------------
                                                                                                                          6,047,949
                                                                                                                     --------------
    PRODUCER MANUFACTURING 0.9%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 ..............      United States             200,000                211,750
    Cleveland Electric Illuminating Co., senior note, 5.65%,
     12/15/13 .......................................................      United States           1,000,000                980,254
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ......      United States             100,000                 95,375
    Cooper Industries Ltd., 5.25%, 7/01/07 ..........................      United States           1,000,000                993,084
    Hubbell Inc., 6.375%, 5/15/12 ...................................      United States           1,000,000              1,044,396
  c Hutchison Whampoa International Ltd., senior note, 144A,
       6.25%, 1/24/14 ...............................................        Hong Kong             1,000,000              1,013,121
       7.45%, 11/24/33 ..............................................        Hong Kong             1,000,000              1,085,313
  c Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ................     United Kingdom              63,000                 68,040
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ...................      United States             100,000                 94,000
  c RBS Global & Rexnord Corp., senior note, 144A, 9.50%,
      8/01/14 .......................................................      United States             100,000                100,500
                                                                                                                     --------------
                                                                                                                          5,685,833
                                                                                                                     --------------
    REAL ESTATE DEVELOPMENT 0.5%
    Colonial Realty LP, 5.50%, 10/01/15 .............................      United States           1,735,000              1,647,015
    EOP Operating LP, 4.75%, 3/15/14 ................................      United States           2,000,000              1,843,324
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ......      United States             100,000                101,000
                                                                                                                     --------------
                                                                                                                          3,591,339
                                                                                                                     --------------
    REAL ESTATE INVESTMENT TRUSTS 0.3%
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ..............      United States             200,000                201,250
    iStar Financial Inc., senior note, 6.00%, 12/15/10 ..............      United States           1,500,000              1,508,649
                                                                                                                     --------------
                                                                                                                          1,709,899
                                                                                                                     --------------


50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  RETAIL TRADE 0.4%
  GSC Holdings Corp., senior note, 8.00%, 10/01/12 ..................      United States             100,000         $      102,000
  Kroger Co., senior note, 7.65%, 4/15/07 ...........................      United States             500,000                505,336
  Limited Brands Inc., senior note, 5.25%, 11/01/14 .................      United States           1,000,000                917,189
  Office Depot Inc., senior note, 6.25%, 8/15/13 ....................      United States           1,000,000              1,010,840
  Rite Aid Corp., senior note, 9.25%, 6/01/13 .......................      United States             100,000                 98,500
                                                                                                                     --------------
                                                                                                                          2,633,865
                                                                                                                     --------------
  TECHNOLOGY SERVICES 0.3%
  Oracle Corp., 5.25%, 1/15/16 ......................................      United States           2,000,000              1,903,306
  SunGard Data Systems Inc.,
     senior note, 9.125%, 8/15/13 ...................................      United States             100,000                102,625
     senior sub note, 10.25%, 8/15/15 ...............................      United States             100,000                101,875
                                                                                                                     --------------
                                                                                                                          2,107,806
                                                                                                                     --------------
  TRANSPORTATION 0.4%
  CSX Corp., senior deb., 7.45%, 5/06/07 ............................      United States           1,000,000              1,013,215
  Union Pacific Corp., 3.625%, 6/01/10 ..............................      United States           1,500,000              1,400,340
                                                                                                                     --------------
                                                                                                                          2,413,555
                                                                                                                     --------------
  UTILITIES 2.1%
  Aquila Inc., senior note, 8.27%, 11/15/21 .........................      United States             100,000                103,000
  CenterPoint Energy Inc., senior note, 6.85%, 6/01/15 ..............      United States           1,000,000              1,036,417
  Consumers Energy Co., first mortgage, H, 4.80%, 2/17/09 ...........      United States           1,000,000                979,002
  Dominion Resources Inc., senior note, 5.15%, 7/15/15 ..............      United States           1,500,000              1,402,383
  DPL Inc., senior note, 6.875%, 9/01/11 ............................      United States             500,000                520,779
c Dynegy Holdings Inc., senior note, 144A, 8.375%, 5/01/16 ..........      United States             100,000                 98,750
  East Coast Power LLC, senior secured note, 6.737%, 3/31/08 ........      United States              26,295                 26,417
  MidAmerican Energy Holdings Co., senior note, 3.50%, 5/15/08 ......      United States           1,000,000                965,716
  Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .......      United States             100,000                106,875
c Mirant North America LLC, senior note, 144A, 7.375%,
    12/31/13 ........................................................      United States             100,000                 96,625
  National Grid PLC, 6.30%, 8/01/16 .................................     United Kingdom           2,000,000              2,017,094
  Northeast Generation Co., senior note, 8.812%, 10/15/26 ...........      United States             400,000                406,631
  NRG Energy Inc., senior note, 7.375%, 2/01/16 .....................      United States             200,000                196,000
  Pacific Gas and Electric Co., 6.05%, 3/01/34 ......................      United States           1,000,000                968,063
  PSEG Funding Trust, 5.381%, 11/16/07 ..............................      United States           2,000,000              1,992,206
  Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 ..........      United States           1,000,000                997,640
  TXU Corp., senior note,
     5.55%, 11/15/14 ................................................      United States             500,000                459,238
     6.55%, 11/15/34 ................................................      United States           1,000,000                895,035
  Westar Energy Inc., first mortgage, 6.00%, 7/01/14 ................      United States             500,000                501,090
                                                                                                                     --------------
                                                                                                                         13,768,961
                                                                                                                     --------------
  TOTAL CORPORATE BONDS (COST $130,576,061) .........................                                                   129,735,220
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                         COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE BONDS 0.3%
    CONSUMER SERVICES 0.1%
    Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ...............      United States             890,000         $      981,225
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 0.2%
    Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ...................      United States           1,206,000              1,010,025
                                                                                                                     --------------
    TOTAL CONVERTIBLE BONDS (COST $1,975,028) .......................                                                     1,991,250
                                                                                                                     --------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 19.8%
    FINANCE 19.8%
  b Accredited Mortgage Loan Trust, 2005-3, A2A, FRN, 5.485%,
      9/25/35 .......................................................      United States             576,472                576,907
  b Aegis Asset Backed Securities Trust, 2004-5, 1A2, FRN, 5.725%,
      3/25/31 .......................................................      United States           2,072,741              2,075,508
  b AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 6.025%,
      12/22/27 ......................................................      United States             439,611                440,044
  b Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
      6.235%, 1/25/32 ...............................................      United States             717,036                719,935
  b Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
      A4, FRN, 5.405%, 12/11/40 .....................................      United States           4,000,000              3,918,686
    Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-1,
      1A4, 4.119%, 2/25/29 ..........................................      United States             361,197                359,010
  b Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1,
      A4, FRN, 5.226%, 7/15/44 ......................................      United States           8,750,000              8,505,473
    Countrywide Asset-Backed Certificates,
        2004-7, AF4, 4.774%, 8/25/32 ................................      United States             917,000                905,524
      b 2004-9, AF4, FRN, 4.649%, 10/25/32 ..........................      United States           2,950,000              2,879,886
  b Encore Credit Receivables Trust, 2005-4, 2A1, FRN, 5.485%,
      1/25/36 .......................................................      United States           1,143,999              1,144,900
b,c Ensec Home Finance Pool Ltd., 2005-R1A, note, 144A, FRN,
      5.569%, 5/15/14 ...............................................      United States           3,427,083              3,429,414
    FHLMC, 2643, OG, 5.00%, 7/15/32 .................................      United States           3,182,750              2,955,244
  b First Franklin Mortgage Loan Asset-Backed Certificates,
        2004-FF8, A2B, FRN, 5.655%, 10/25/34 ........................      United States           3,308,742              3,314,503
        2004-FF11, 1A2, FRN, 5.735%, 1/25/35 ........................      United States           8,201,876              8,220,001
        2005-FF10, A2, FRN, 5.485%, 11/25/35 ........................      United States           4,869,398              4,873,074
    FNMA, G93-33, K, 7.00%, 9/25/23 .................................      United States           1,608,311              1,667,054
  b Fremont Home Loan Trust, 2004-4, 2A2, FRN, 5.665%,
      3/25/35 .......................................................      United States           4,907,583              4,916,781
    GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%,
      1/10/38 .......................................................      United States           1,578,354              1,513,631
  b GMAC Mortgage Corp. Loan Trust, 2004-HE2, A2, FRN, 2.88%,
      10/25/33 ......................................................      United States             622,628                615,427
    Green Tree Financial Corp., 1999-2, M1, 6.80%, 12/01/30 .........      United States             400,000                119,900
    Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
      5.317%, 6/10/36 ...............................................      United States          11,680,000             11,441,935
  b GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
      4/10/38 .......................................................      United States           7,300,000              7,223,362
  b Home Equity Asset Trust, 2005-6, 2A1, FRN, 5.505%,
      12/25/35 ......................................................      United States             856,090                856,788


52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
  FINANCE (CONTINUED)
  JPMorgan Chase Commercial Mortgage Sec Corp.,
    b 2004-CB9, A4, FRN, 5.378%, 6/12/41 ............................      United States          11,324,540         $   11,217,573
      2004-LN2, A2, 5.115%, 7/15/41 .................................      United States             697,106                671,150
c Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ..........      United States             183,456                182,725
c Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
    5.35%, 2/10/39 ..................................................      United States           2,397,761              2,237,410
b Long Beach Mortgage Loan Trust, 2004-2, A4, FRN, 5.885%,
    6/25/34 .........................................................      United States          10,104,376             10,110,543
b Master Asset Backed Securities Trust, 2006-AB1, A1, FRN,
    5.525%, 2/25/36 .................................................      United States           1,564,894              1,566,072
b Merrill Lynch Mortgage Investors Trust, 2005-WMC1, A2B, FRN,
    5.605%, 9/25/35 .................................................      United States           4,210,220              4,215,149
b Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%, 6/15/38 ......      United States           6,900,000              6,811,601
  New Century Home Equity Loan Trust, 2003-5, AI3, 3.56%,
    11/25/33 ........................................................      United States              43,144                 42,945
  Residential Asset Securities Corp.,
      1999-KS4, AI4, 7.22%, 6/25/28 .................................      United States             406,840                405,518
    b 2000-KS2, AII, FRN, 5.885%, 3/25/30 ...........................      United States           1,009,812              1,010,709
      2001-KS2, AI5, 7.014%, 6/25/31 ................................      United States              14,884                 14,919
    b 2002-KS2, AIIB, FRN, 5.665%, 4/25/32 ..........................      United States              83,672                 83,749
      2004-KS1, AI4, 4.213%, 4/25/32 ................................      United States           2,000,000              1,971,836
  Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
    8/25/34 .........................................................      United States           5,500,000              5,407,456
b Securitized Asset Backed Receivables LLC, 2004-OP1, M1, FRN,
    5.895%, 2/25/34 .................................................      United States           1,000,000              1,003,819
  Structured Asset Securities Corp.,
    b 2002-1A, 2A1, FRN, 6.303%, 2/25/32 ............................      United States             256,300                255,472
      2004-4XS, 1A4, 4.13%, 2/25/34 .................................      United States           1,471,868              1,457,976
c Susquehanna Auto Lease Trust, 2005-1,
      A2, 144A, 4.08%, 7/16/07 ......................................      United States             450,724                449,574
      A3, 144A, 4.43%, 6/16/08 ......................................      United States           7,300,000              7,223,665
                                                                                                                     --------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
    MORTGAGE-BACKED SECURITIES (COST $131,875,866) ..................                                                   129,012,848
                                                                                                                     --------------
  MORTGAGE-BACKED SECURITIES 51.8%
b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 5.2%
  FHLMC, 3.281%, 5/01/34 ............................................      United States           4,525,559              4,441,615
  FHLMC, 3.537%, 1/01/34 ............................................      United States           7,445,429              7,445,648
  FHLMC, 3.865%, 7/01/34 ............................................      United States           1,293,350              1,284,145
  FHLMC, 4.011%, 9/01/34 ............................................      United States           1,245,807              1,225,532
  FHLMC, 4.689%, 9/01/32 ............................................      United States           4,873,999              4,844,602
  FHLMC, 5.009%, 11/01/27 ...........................................      United States           9,561,277              9,669,440
  FHLMC, 6.185%, 9/01/27 ............................................      United States             216,209                221,573
  FHLMC, 6.766%, 4/01/30 ............................................      United States             806,634                817,964
  FHLMC, 6.883%, 4/01/32 ............................................      United States           3,756,858              3,815,824
  FHLMC, 6.90%, 3/01/25 .............................................      United States             197,472                198,400
                                                                                                                     --------------
                                                                                                                         33,964,743
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 6.1%
d FHLMC 30 Year, 5.50%, 8/01/33 .....................................      United States           7,049,660         $    6,849,182
d FHLMC 30 Year, 6.00%, 8/01/30 .....................................      United States           4,000,000              3,977,500
d FHLMC 30 Year, 6.50%, 3/01/15 .....................................      United States           4,000,000              4,050,000
  FHLMC Gold 15 Year, 4.50%, 10/01/18 - 1/01/19 .....................      United States           5,060,281              4,834,651
  FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 .....................      United States           1,013,849                985,903
  FHLMC Gold 15 Year, 6.00%, 2/01/17 ................................      United States             119,183                120,113
  FHLMC Gold 30 Year, 5.00%, 8/01/33 ................................      United States           9,320,414              8,813,616
  FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 ......................      United States           3,195,855              3,036,944
  FHLMC Gold 30 Year, 5.50%, 1/01/35 ................................      United States             378,040                368,581
  FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34 ......................      United States           3,886,479              3,877,710
  FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ......................      United States           1,321,445              1,342,521
  FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ......................      United States             865,469                889,752
  FHLMC Gold 30 Year, 7.50%, 3/01/32 ................................      United States             122,514                126,956
  FHLMC Gold 30 Year, 8.50%, 8/01/30 ................................      United States              16,189                 17,385
  FHLMC Gold 30 Year, 9.00%, 1/01/22 ................................      United States             251,394                266,327
  FHLMC Gold 30 Year, 10.00%, 10/01/30 ..............................      United States             435,626                482,837
  FHLMC PC 15 Year, 8.50%, 5/01/12 ..................................      United States              35,586                 36,082
                                                                                                                     --------------
                                                                                                                         40,076,060
                                                                                                                     --------------
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 9.4%
  FNMA, 3.398%, 3/01/34 .............................................      United States           1,953,278              1,934,553
  FNMA, 3.558%, 4/01/34 .............................................      United States           6,878,625              6,884,883
  FNMA, 3.566%, 12/01/27 ............................................      United States             628,381                616,550
  FNMA, 3.691%, 3/01/34 .............................................      United States           2,890,003              2,909,690
  FNMA, 4.029%, 12/01/34 ............................................      United States           4,945,706              4,881,629
  FNMA, 4.356%, 2/01/34 .............................................      United States           4,369,079              4,278,727
  FNMA, 4.603%, 12/01/34 ............................................      United States           2,306,386              2,252,708
  FNMA, 5.009%, 8/01/33 .............................................      United States           9,475,417              9,502,387
  FNMA, 5.009%, 9/01/34 .............................................      United States           9,571,360              9,625,627
  FNMA, 5.12%, 4/01/35 ..............................................      United States          10,952,508             10,875,250
  FNMA, 5.414%, 6/01/33 .............................................      United States             641,264                648,298
  FNMA, 5.416%, 3/01/33 .............................................      United States             742,212                750,361
  FNMA, 5.574%, 9/01/19 .............................................      United States              49,621                 50,543
  FNMA, 5.768%, 6/01/17 .............................................      United States             177,590                177,212
  FNMA, 6.238%, 12/01/24 ............................................      United States              76,234                 76,908
  FNMA, 6.337%, 12/01/22 ............................................      United States             314,218                317,462
  FNMA, 6.385%, 10/01/32 ............................................      United States           2,702,502              2,722,228
  FNMA, 6.446%, 5/01/25 .............................................      United States             228,602                232,363
  FNMA, 6.657%, 11/01/31 ............................................      United States           1,019,764              1,032,666
  FNMA, 6.726%, 1/01/17 .............................................      United States             783,084                779,544
  FNMA, 6.75%, 6/01/15 ..............................................      United States             139,966                139,950
  FNMA, 7.111%, 6/01/32 .............................................      United States             476,361                489,771
                                                                                                                     --------------
                                                                                                                         61,179,310
                                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 30.6%
  FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ............................      United States           2,209,815              2,114,332
  FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ............................      United States           2,244,012              2,189,420
  FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 ............................      United States           1,252,162              1,242,904


54 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
  FNMA 15 Year, 6.00%, 8/01/16 - 6/01/17 ............................      United States             720,061         $      727,212
  FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ............................      United States              72,022                 73,111
d FNMA 30 Year, 5.00%, 8/01/33 ......................................      United States          55,000,000             52,060,910
  FNMA 30 Year, 5.50%, 6/01/33 - 9/01/35 ............................      United States          17,530,424             17,065,933
d FNMA 30 Year, 5.50%, 8/01/33 ......................................      United States          51,001,957             49,535,651
d FNMA 30 Year, 6.00%, 8/15/32 ......................................      United States          46,977,934             46,684,322
  FNMA 30 Year, 6.00%, 9/01/32 - 11/01/35 ...........................      United States           8,269,820              8,238,549
  FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 ............................      United States           2,855,454              2,902,926
d FNMA 30 Year, 6.50%, 8/14/32 ......................................      United States          14,000,000             14,166,250
  FNMA 30 Year, 7.00%, 8/01/29 - 10/01/32 ...........................      United States             690,295                709,369
  FNMA 30 Year, 7.50%, 1/01/30 ......................................      United States             110,910                114,994
  FNMA 30 Year, 8.00%, 12/01/30 .....................................      United States              10,524                 11,117
  FNMA 30 Year, 8.50%, 5/01/32 ......................................      United States             361,568                388,996
  FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 ...........................      United States           1,132,417              1,231,220
                                                                                                                     --------------
                                                                                                                        199,457,216
                                                                                                                     --------------
b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.0% e
  GNMA, 5.125%, 10/20/26 - 10/20/26 .................................      United States             165,694                166,491
  GNMA, 5.375%, 1/20/23 .............................................      United States              76,395                 76,618
                                                                                                                     --------------
                                                                                                                            243,109
                                                                                                                     --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.5%
  GNMA I SF 15 Year, 7.00%, 2/15/09 .................................      United States              45,832                 46,568
  GNMA I SF 30 Year, 6.50%, 10/15/31 - 4/15/32 ......................      United States             213,007                217,276
  GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 ......................      United States              85,313                 88,116
  GNMA I SF 30 Year, 7.50%, 12/15/06 - 11/15/26 .....................      United States             687,985                711,990
  GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17 .......................      United States             262,003                275,227
  GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 .......................      United States              14,705                 15,968
  GNMA II GP SF 30 Year, 8.25%, 9/20/17 .............................      United States              42,180                 44,722
  GNMA II SF 30 Year, 6.00%, 5/20/31 ................................      United States              62,357                 62,389
  GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 ......................      United States              46,847                 47,736
  GNMA II SF 30 Year, 7.00%, 5/20/27 - 12/20/30 .....................      United States             970,796                997,683
  GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 ......................      United States             361,787                374,268
  GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27 ......................      United States             249,100                263,098
                                                                                                                     --------------
                                                                                                                          3,145,041
                                                                                                                     --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $337,719,640) ..............                                                   338,065,479
                                                                                                                     --------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 8.2%
  FHLMC,
     4.625%, 2/21/08 ................................................      United States           7,000,000              6,931,624
     4.875%, 2/17/09 ................................................      United States           5,500,000              5,459,960
  FNMA,
     4.25%, 9/15/07 .................................................      United States           2,500,000              2,470,367
     6.625%, 10/15/07 ...............................................      United States           5,000,000              5,073,770
     6.625%, 11/15/30 ...............................................      United States           4,000,000              4,601,660
     7.25%, 5/15/30 .................................................      United States           1,500,000              1,848,780


                                        Quarterly Statements of Investments | 55

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                         COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    U.S. Treasury Bond,
        5.25%, 2/15/29 ..............................................      United States           2,900,000         $    2,937,384
        5.375%, 2/15/31 .............................................      United States           1,450,000              1,499,731
        7.125%, 2/15/23 .............................................      United States           8,400,000             10,199,440
    U.S. Treasury Note,
        3.00%, 2/15/08 ..............................................      United States          10,000,000              9,705,470
        3.50%, 2/15/10 ..............................................      United States           3,000,000              2,863,830
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $54,513,495) ............................................                                                    53,592,016
                                                                                                                     --------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.0%
    European Investment Bank, 2.125%, 9/20/07 .......................      Supranational         110,000,000 JPY            976,093
b,f Government of Argentina, FRN, 4.889%, 8/03/12 ...................        Argentina             2,225,000              1,830,062
    Government of Austria, 9.00%, 9/15/06 ...........................         Austria             33,000,000 ISK            451,507
    Government of Indonesia,
        11.50%, 9/15/19 .............................................        Indonesia        12,200,000,000 IDR          1,292,771
        12.80%, 6/15/21 .............................................        Indonesia         9,705,000,000 IDR          1,125,759
        12.90%, 6/15/22 .............................................        Indonesia        21,000,000,000 IDR          2,447,500
        13.15%, 3/15/10 .............................................        Indonesia         9,320,000,000 IDR          1,075,975
        14.25%, 6/15/13 .............................................        Indonesia         7,995,000,000 IDR            984,541
        14.275%, 12/15/13 ...........................................        Indonesia        12,430,000,000 IDR          1,537,520
  g Government of Iraq, Reg S, 5.80%, 1/15/28 .......................          Iraq                3,200,000              2,156,000
    Government of Italy, 0.375%, 10/10/06 ...........................          Italy             110,000,000 JPY            960,095
    Government of Malaysia,
        3.135%, 12/17/07 ............................................        Malaysia                545,000 MYR            147,138
        4.032%, 9/15/09 .............................................        Malaysia              1,440,000 MYR            391,113
        4.305%, 2/27/09 .............................................        Malaysia              9,300,000 MYR          2,552,637
        6.45%, 7/01/08 ..............................................        Malaysia              3,640,000 MYR          1,037,487
        6.90%, 3/15/07 ..............................................        Malaysia                585,000 MYR            162,913
        8.60%, 12/01/07 .............................................        Malaysia              3,390,000 MYR            980,760
    Government of Norway, 6.75%, 1/15/07 ............................         Norway              15,860,000 NOK          2,614,941
    Government of Peru,
        7.84%, 8/12/20 ..............................................          Peru                1,100,000 PEN            348,645
        Series 7, 8.60%, 8/12/17 ....................................          Peru                3,200,000 PEN          1,075,261
    Government of the Philippines, 9.00%, 2/15/13 ...................       Philippines              500,000                556,250
    Government of Poland,
        5.75%, 9/23/22 ..............................................         Poland               1,250,000 PLN            401,848
        6.00%, 5/24/09 ..............................................         Poland              11,700,000 PLN          3,871,664
        8.50%, 11/12/06 .............................................         Poland               1,150,000 PLN            376,964
        8.50%, 5/12/07 ..............................................         Poland               6,100,000 PLN          2,037,724
     Government of Singapore,
        2.625%, 10/01/07 ............................................        Singapore             2,500,000 SGD          1,580,826
        4.00%, 3/01/07 ..............................................        Singapore             2,490,000 SGD          1,588,380
     Government of Slovakia,
        4.80%, 4/14/09 ..............................................     Slovak Republic          2,600,000 SKK             86,196
        4.90%, 2/11/14 ..............................................     Slovak Republic          2,000,000 SKK             66,103
        5.30%, 5/12/19 ..............................................     Slovak Republic          1,900,000 SKK             64,714


56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Sweden,
     5.50%, 10/08/12 ................................................         Sweden               2,880,000 SEK     $      438,009
     8.00%, 8/15/07 .................................................         Sweden              32,310,000 SEK          4,711,315
  Government of Thailand,
     4.125%, 2/12/08 ................................................        Thailand             19,000,000 THB            493,194
     8.00%, 12/08/06 ................................................        Thailand             49,400,000 THB          1,317,644
     8.50%, 12/08/08 ................................................        Thailand             15,000,000 THB            423,421
b Government of Vietnam, FRN, 5.875%, 3/12/16 .......................         Vietnam                234,783                234,489
  Inter-American Development Bank, 9.00%, 1/04/07 ...................      Supranational          54,500,000 ISK            735,544
  KfW Bankengruppe, senior note, E, 8.25%, 9/20/07 ..................         Germany             51,000,000 ISK            677,777
  Korea Treasury Note,
     3.75%, 9/10/07 .................................................       South Korea        2,890,000,000 KRW          2,991,341
     4.25%, 9/10/08 .................................................       South Korea        1,000,000,000 KRW          1,034,401
     4.50%, 9/09/08 .................................................       South Korea        3,300,000,000 KRW          3,430,666
     4.75%, 3/12/08 .................................................       South Korea        1,100,000,000 KRW          1,149,843
                                                                                                                     --------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $49,944,157) ..............................................                                                    52,417,031
                                                                                                                     --------------
b SENIOR FLOATING RATE INTERESTS 3.9%
  COMMERCIAL SERVICES 0.3%
  Affiliated Computer Services Inc., Term Loan B, 7.40%, 3/20/13 ....      United States             995,000                996,443
  Workflow Management Inc., Term Loan B, 9.485%, 11/30/11 ...........      United States             696,429                700,203
  Worldspan LP, Term Loan B, 7.938 - 8.25%, 2/11/10 .................      United States             544,225                541,504
                                                                                                                     --------------
                                                                                                                          2,238,150
                                                                                                                     --------------
  COMMUNICATIONS 0.3%
  Alaska Communications Systems Holdings Inc., 2006-1 Incremental
    Facility Loan, 7.249%, 2/01/12 ..................................      United States           1,000,000                997,760
  Fairpoint Communications Inc., Term Loan B, 7.25%, 2/08/12 ........      United States           1,000,000              1,000,790
                                                                                                                     --------------
                                                                                                                          1,998,550
                                                                                                                     --------------
  CONSUMER DURABLES 0.4%
  Jarden Corp., Term Loan B2, 7.249%, 1/24/12 .......................      United States             952,938                951,995
  Propex Fabrics Inc., Term Loan B, 7.76%, 7/31/12 ..................      United States             943,822                942,888
  Tupperware Corp., Term Loan B, 6.81%, 12/05/12 ....................      United States             953,246                948,337
                                                                                                                     --------------
                                                                                                                          2,843,220
                                                                                                                     --------------
  CONSUMER NON-DURABLES 0.4%
  Acco Brands Corp., Term Loan B, 6.939 - 7.24%, 8/17/12 ............      United States             860,760                865,347
  Central Garden & Pet Co., Term Loan B, 6.84 - 6.90%, 9/30/12 ......      United States             272,656                273,172
  Michael Foods Inc., Term Loan B1, 7.032 - 7.553%, 11/21/10 ........      United States             273,825                273,888
  Southern Wine & Spirits of America Inc., Term Loan B, 6.999%,
    5/31/12 .........................................................      United States             291,766                292,417
  Warnaco Inc., Term Loan, 6.41 - 8.75%, 1/31/13 ....................      United States             997,500                993,400
                                                                                                                     --------------
                                                                                                                          2,698,224
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONSUMER SERVICES 0.3%
  Century Theaters Inc., Term Loan B, 7.106%, 3/01/13 ...............      United States             300,000         $      300,990
  Cinram International, Term Loan B, 7.084%, 5/05/11 ................         Canada                 242,729                241,445
  CSC Holdings Inc. (Cablevision), Incremental Term Loan,
    6.88 - 7.258%, 3/29/13 ..........................................      United States             997,500                991,635
  Dominos Inc., Term Loan B, 6.875 - 7.00%, 6/25/10 .................      United States             490,440                490,072
                                                                                                                     --------------
                                                                                                                          2,024,142
                                                                                                                     --------------
  ENERGY MINERALS 0.2%
  Alpha Natural Resources LLC, Term Loan B, 7.249%, 10/26/12 ........      United States             995,000                994,841
                                                                                                                     --------------
  FINANCE 0.3%
  Ameritrade Holding Corp., Term Loan B, 6.85%, 12/31/12 ............      United States             997,500                994,388
  Avis Budget Car Rental, Term Loan, 6.75%, 4/19/12 .................      United States             978,571                970,234
                                                                                                                     --------------
                                                                                                                          1,964,622
                                                                                                                     --------------
  HEALTH SERVICES 0.2%
  Fresenius Medical Care Holdings Inc., Term Loan B, 6.782 - 6.874%,
    3/31/13 .........................................................      United States             997,500                985,051
                                                                                                                     --------------
  INDUSTRIAL SERVICES 0.2%
  Allied Waste North America Inc.,
     Credit Link, 5.334%, 1/15/12 ...................................      United States             279,666                278,665
     Term Loan B, 6.72 - 7.27%, 1/15/12 .............................      United States             720,334                717,755
                                                                                                                     --------------
                                                                                                                            996,420
                                                                                                                     --------------
  PROCESS INDUSTRIES 0.4%
  Berry Plastics Corp., Term Loan, 7.15%, 12/02/11 ..................      United States             289,453                289,797
  Georgia-Pacific Corp., Term Loan B, 7.30 - 7.499%, 12/20/12 .......      United States             696,500                695,727
  Huntsman International LLC, Term Loan B, 7.15%, 8/16/12 ...........      United States             975,988                972,670
  Ineos U.S. Finance LLC,
     Term Loan B2, 7.339%, 12/16/13 .................................      United States             250,000                252,555
     Term Loan C2, 7.839%, 12/23/14 .................................      United States             250,000                252,590
  Nalco Co., Term Loan B, 7.10 - 7.30%, 11/04/10 ....................      United States             247,397                247,347
                                                                                                                     --------------
                                                                                                                          2,710,686
                                                                                                                     --------------
  PRODUCER MANUFACTURING 0.1%
  NCI Building Systems Inc., Term Loan B, 6.71%, 6/18/10 ............      United States             498,701                500,317
  Sensus Metering Systems Inc.,
     Term Loan B1, 6.94 - 7.583%, 12/17/10 ..........................      United States             197,826                197,947
     Term Loan B2, 6.94 - 7.583%, 12/17/10 ..........................       Luxembourg                26,277                 26,313
d TriMas Co. LLC,
     Term Loan B, 10.00%, 7/31/13 ...................................      United States             208,608                209,384
     Tranche B-1 L/C, 10.00%, 8/01/11 ...............................      United States              48,140                 48,317
                                                                                                                     --------------
                                                                                                                            982,278
                                                                                                                     --------------


58 | Quarterly Statements of Investments

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                         COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    REAL ESTATE DEVELOPMENT 0.1%
    Mattamy Group, Term Loan B, 7.477%, 4/11/13 .....................      United States             600,000         $      602,118
                                                                                                                     --------------
    REAL ESTATE INVESTMENT TRUSTS 0.4%
    Capital Automotive REIT, Term Loan B, 7.10%, 12/10/10 ...........      United States             830,268                830,484
    General Growth Properties Inc., Term Loan A-1, 6.65%, 2/24/10 ...      United States           1,000,000                987,530
    Newkirk Master LP, Term Loan B, 7.096%, 8/11/08 .................      United States             191,480                191,938
    Trizec Properties Inc., Term Loan B, 6.775%, 5/02/07 ............      United States             750,000                749,423
                                                                                                                     --------------
                                                                                                                          2,759,375
                                                                                                                     --------------
    RETAIL TRADE 0.1%
    Easton Bell Sports Inc., Term Loan B, 6.81 - 6.94%, 3/16/12 .....      United States             498,750                499,373
                                                                                                                     --------------
    TECHNOLOGY SERVICES 0.1%
    Nuance Communications Inc., Term Loan, 7.40%, 3/31/13 ...........      United States             498,750                493,802
                                                                                                                     --------------
    UTILITIES 0.1%
    NRG Energy Inc.,
       Credit Link, 7.499%, 2/01/13 .................................      United States              98,401                 98,705
       Term Loan B, 7.231%, 2/01/13 .................................      United States             430,520                431,841
                                                                                                                     --------------
                                                                                                                            530,546
                                                                                                                     --------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $25,424,606) .........                                                    25,321,398
                                                                                                                     --------------
    CREDIT - LINKED STRUCTURED NOTE (COST $2,008,495) 0.3%
    FINANCE CONGLOMERATES 0.3%
b,c Credit Suisse First Boston International, 144A, FRN, 5.396%,
      3/20/09 .......................................................      United States           2,000,000              2,016,250
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $734,037,348) .................                                                   732,151,492
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 15.6%
    FOREIGN GOVERNMENT SECURITIES 1.7%
  h Canada Treasury Bill, 5/17/07 ...................................         Canada               1,995,000 CAD          1,702,650
  h Egypt Treasury Bill, 11/21/06 - 7/17/07 .........................          Egypt              10,500,300 EGP          1,786,244
  h Norwegian Treasury Bill, 3/21/07 ................................         Norway              12,400,000 NOK          1,969,719
  h Swedish Treasury Bill, 9/20/06 ..................................         Sweden               2,200,000 SEK            304,016
  h Thailand Treasury Bill, 8/10/06 - 7/19/07 .......................        Thailand            201,860,000 THB          5,208,643
                                                                                                                     --------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $10,839,937) ..........                                                    10,971,272
                                                                                                                     --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $497,972) 0.1%
h,i U.S. Treasury Bill, 8/31/06 .....................................      United States             500,000                497,989
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $745,375,257) ............................................                                                   743,620,753
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 59

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TOTAL RETURN FUND                                           COUNTRY/ORGANIZATION         SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MONEY MARKET FUND (COST $89,674,896) 13.8%
j Franklin Institutional Fiduciary Trust Money Market Portfolio,
    5.00% ...........................................................      United States          89,674,896         $   89,674,896
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $101,012,805) ..................                                                   100,840,141
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $835,050,153) 127.8% ......................                                                   833,295,649
  NET UNREALIZED GAIN ON FORWARD EXCHANGE
    CONTRACTS (0.0)% e ..............................................                                                        71,723
  OTHER ASSETS, LESS LIABILITIES (27.8)% ............................                                                  (181,218,732)
                                                                                                                     --------------
  NET ASSETS 100.0% .................................................                                                $  652,148,640
                                                                                                                     ==============

See Currency and Selected Portfolio Abbreviations on page 61.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $37,121,239, representing 5.69% of net assets.

d Security purchased on a when-issued, delayed delivery or to-be-announced basis.

e     Rounds to less than 0.1% of net assets.

f The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date. gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the value of this security was $2,156,000, representing 0.33% of net assets.

h     The security is traded on a discount basis with no stated coupon rate.

i     On deposit with broker for initial margin on futures contracts.

j The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


60 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENTS OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

CAD   - Canadian Dollar
EGP   - Egyptian Pounds
IDR   - Indonesian Rupiah
ISK   - Iceland Krona
JPY   - Japanese Yen
KRW   - South Korean Won
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
PEN   - Peruvian Nuevo Sol
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
SKK   - Slovak Koruna
THB   - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
DIP   - Debtor-In-Possession
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
L/C   - Letters of Credit
PC    - Participation Certificate
REIT  - Real Estate Investment Trust
SF    - Single Family


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 61

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Investors Securities Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of nine series (the Funds). All Funds are diversified except Franklin Floating Rate Daily Access Fund.

1. INCOME TAXES

At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                              ------------------------------------------------------
                                                                 FRANKLIN
                                                                ADJUSTABLE                              FRANKLIN
                                                              U.S. GOVERNMENT        FRANKLIN          CONVERTIBLE
                                                              SECURITIES FUND      BALANCED FUND     SECURITIES FUND
                                                              ------------------------------------------------------
Cost of investments .....................................     $  444,503,744      $   16,540,127      $  895,232,487
                                                              ======================================================
Unrealized appreciation .................................     $      117,248      $      367,596      $   95,005,592
Unrealized depreciation .................................         (6,381,263)           (159,745)        (68,068,099)
                                                              ------------------------------------------------------
Net unrealized appreciation (depreciation) ..............     $   (6,264,015)     $      207,851      $   26,937,493
                                                              ======================================================

                                                              ------------------------------------------------------
                                                                                     FRANKLIN           FRANKLIN
                                                                 FRANKLIN            FLOATING       LIMITED MATURITY
                                                                  EQUITY            RATE DAILY       U.S. GOVERNMENT
                                                                INCOME FUND         ACCESS FUND      SECURITIES FUND
                                                              ------------------------------------------------------
Cost of investments .....................................     $  772,677,680      $2,431,086,012      $  244,546,614
                                                              ======================================================
Unrealized appreciation .................................     $  143,487,767      $    5,091,270      $      170,653
Unrealized depreciation .................................        (19,746,477)         (6,032,918)         (5,373,605)
                                                              ------------------------------------------------------
Net unrealized appreciation (depreciation) ..............     $  123,741,290      $     (941,648)     $   (5,202,952)
                                                              ======================================================

                                                              ------------------------------------------------------
                                                                 FRANKLIN
                                                               LOW DURATION          FRANKLIN            FRANKLIN
                                                               TOTAL RETURN         REAL RETURN        TOTAL RETURN
                                                                   FUND                FUND                FUND
                                                              ------------------------------------------------------
Cost of investments .....................................     $   11,115,956      $   48,560,015      $  836,850,822
                                                              ======================================================
Unrealized appreciation .................................     $       39,292      $    1,603,643      $    6,624,836
Unrealized depreciation .................................           (129,139)         (1,205,193)        (10,180,009)
                                                              ------------------------------------------------------
Net unrealized appreciation (depreciation) ..............     $      (89,847)     $      398,450      $   (3,555,173)
                                                              ======================================================


62 | Quarterly Statements of Investments

Franklin Investors Securities Trust

2. CREDIT DEFAULT SWAPS

At July 31, 2006, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following credit default swap contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL PROTECTION                                     NOTIONAL        PERIODIC       EXPIRATION       UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)                    AMOUNT       PAYMENT RATE        DATE          GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------
ABX.HE.A.06-1 North America High Yield
 Swap Series 6 (JPMorgan Chase) ..........................     $   501,563         0.54%          7/25/45         $   (257)

FRANKLIN TOTAL RETURN FUND

----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION                                      NOTIONAL        PERIODIC       EXPIRATION       UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)                    AMOUNT       PAYMENT RATE        DATE          GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX North America High Yield
 Swap Series 5 (JPMorgan) ................................     $ 3,975,788         3.95%         12/20/10         $(23,967)

Dow Jones CDX North America High Yield
 Swap Series 6 (JPMorgan) ................................       7,114,375         3.45%          6/20/11          117,128

First Energy Corp., 6.45%, 11/15/11
 (Citigroup) .............................................       4,500,000         0.46%          3/20/11          (20,029)
                                                                                                                  --------
    Unrealized gain (loss) on credit default swaps                                                                $ 73,132
                                                                                                                  ========

----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL PROTECTION                                     NOTIONAL        PERIODIC       EXPIRATION       UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)                    AMOUNT       PAYMENT RATE        DATE          GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------
ABX.HE.A.06-1 North America High Yield
 Swap Series 6 (Goldman Sachs) ...........................     $30,089,063         0.54%          7/25/45         $(10,724)
                                                                                                                  --------
    Unrealized loss on credit default swaps                                                                       $(10,724)
                                                                                                                  --------
        Net unrealized gain (loss) on credit default swaps                                                        $ 62,408
                                                                                                                  ========

3. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS

At July 31, 2006, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following financial futures contracts outstanding:

-------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF                           CONTRACT        UNREALIZED
CONTRACTS TO BUY                                    CONTRACTS      DELIVERY DATES      FACE VALUE       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
FRANKLIN LOW DURATION TOTAL RETURN FUND
U.S. Treasury 2 Year Note ......................        12            9/29/06          $2,400,000        $    750

FRANKLIN TOTAL RETURN FUND
U.S. Treasury 30 Year Bond .....................       191            9/20/06          $19,100,000       $298,437
U.S. Treasury 2 Year Note ......................       200            9/01/06           40,000,000        (12,500)
U.S. Treasury 5 Year Note ......................       180            9/01/06          $18,000,000         54,844


                                        Quarterly Statements of Investments | 63

Franklin Investors Securities Trust

3. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS (CONTINUED)

At July 31, 2006, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following forward exchange contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

------------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT       SETTLEMENT     UNREALIZED
CONTRACTS TO BUY                                                         AMOUNT a          DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
  4,336,800         Japenese Yen ..................................       40,000         2/26/07        $ (1,050)
  3,953,250         Japenese Yen ..................................       35,000         4/20/07             744
                                                                                                        --------
Unrealized gain (loss) on forward exchange contracts                                                    $   (306)
                                                                                                        ========

FRANKLIN TOTAL RETURN FUND

------------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT       SETTLEMENT     UNREALIZED
CONTRACTS TO BUY                                                         AMOUNT a          DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
274,844,700         Japanese Yen ..................................      2,535,000       2/26/07        $(66,575)
218,558,250         Japanese Yen ..................................      1,935,000       4/20/07          41,149
                                                                                                        --------
Unrealized gain (loss) on forward exchange contracts                                                    $(25,426)
                                                                                                        ========
Net unrealized gain (loss) on offsetting forward exchange contracts                                       97,149
                                                                                                        ========
  Net unrealized gain (loss) on forward exchange contracts                                              $ 71,723
                                                                                                        ========

a     In US Dollar unless otherwise indicated.


64 | Quarterly Statements of Investments

Franklin Investors Securities Trust

4. UNFUNDED LOAN COMMITMENTS

The Franklin Floating Rate Daily Access Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2006, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
--------------------------------------------------------------------------------
Affiliated Computer Services, Additional Term Loan .............    $ 7,550,000
Allied Waste North America Inc., Revolver ......................      1,098,142
American Greetings Corp., Term Loan ............................      2,300,000
Amsted Industries Inc., Delay Draw .............................        900,000
Babcock and Wilcox Co., Delay Draw .............................     13,600,000
Baker Tanks Inc., Delay Draw ...................................        172,500
CBRL Group (Cracker Barrel), Term Loan B2 (Delayed Draw) .......        817,862
Conseco Inc., Revolver .........................................      4,000,000
Fairpoint Communications Inc., Revolver ........................      4,672,500
Hawaiian Telecom Communications Inc., Term Loan A ..............      2,000,000
LSP General Finance Co. LLC, Delay Draw ........................        197,980
MEG Energy Corp., Delay Draw ...................................      1,350,000
Niska Gas Storage U.S. LLC (C/R Gas), Delay Draw ...............        814,545
Sealy Mattress Co., Revolver ...................................      1,750,000
VML US Finance LLC (Venetian Macau), Delay Draw ................      4,966,667
W&T Offshore Inc., Term Loan B .................................      2,100,000
WMG Acquisition Corp. (Warner Music), Revolver A ...............      6,300,000
                                                                    -----------
                                                                    $54,590,196
                                                                    ===========

5. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers Inc., as the Franklin Convertible Securities Fund and Franklin Floating Rate Daily Access Funds' Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At July 31, 2006, such individuals serve in one or more of these capacities for Adelphia Communications Corp. and Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For the information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 65


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006
















                                Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006

/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006

/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer